As Filed with the Securities and Exchange Commission on November 19, 2004

File No. 33-63300
File No. 811-7734

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
Pre-Effective Amendment No.	/_/
Post-Effective Amendment No. 28	/X/
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/
Amendment No. 30	/X/
(Check appropriate box or boxes)

HALLMARK EQUITY SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1250 Broadway
New York, NY 10001-3701
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 401-5500

Amy W. Bizar, Esq.
Hallmark Equity Series Trust
1250 Broadway
New York, NY 10001-3701
(Name and address of agent for service of process)

It is proposed that this filing become effective (check appropriate box):
/_/	immediately upon filing pursuant to Paragraph (b);
/_/	on pursuant to Paragraph (b);
/X/	60 days after filing pursuant to Paragraph (a)(1);
/_/	on (date) pursuant to Paragraph (a)(1);
/_/	75 days after filing pursuant to Paragraph (a)(2); or
/_/	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:
/_/	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Hallmark FundsSM
                                  A Reserve Management Affiliate

HALLMARK MID-CAP GROWTH FUND
of Hallmark Equity Series Trust

Prospectus
November 19, 2004

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

questions?
Shareholders should direct their inquiries to the firm from which they received this Prospectus or to the Hallmark Funds

Hallmark Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
888-823-2867 (telephone)
212-401-5930 (facsimile)
customerservice@hallmarkfunds.com
or visit our web site at www.hallmarkfunds.com

about the fund

Investment Objectives

The Hallmark Mid-Cap Growth Fund’s main investment objective is to seek growth of capital by investing in a portfolio of medium-capitalization companies. The Fund’s secondary objective is to provide current income. The investment objectives of the Fund are not fundamental policies and may be changed by the Board of Trustees, without shareholder approval, on 60 days notice to shareholders.

Principal Investment Strategies

The Fund employs a “bottom up” approach, which focuses on individual companies rather than economic conditions, a specific industry or a sector. The Fund’s fundamental research is used to identify attractively-priced companies with strong or improving returns on investment, whose profitability is reasonably expected to lead to an increase in the company’s security price. The Fund looks for companies that are dominant in their industries, have a high return on capital and have a sustainable operating advantage over their competition. In addition, the Fund purchases securities of companies that it considers to be under-valued. The Fund considers a company to be under-valued when its securities are less expensive than comparable companies as determined by price/earnings ratios, cash flows or other measures and the Fund believes the company has attractive long-term prospects. The Fund may purchase both equity securities and debt securities.

Equity Securities — securities that represent an ownership interests in a company and include (i) common stocks, partnership interests, business trust shares and other similar interests, and (ii) rights, warrants to subscribe for and securities convertible into such securities.

Debt Securities — securities representing an issuer’s obligation to repay borrowed money, generally at a specific time or times, at a set or variable interest rate, or in an amount greater than the original issuer price. Debt securities include bonds, debentures, notes, bills, repurchase agreements loans, and other similar instruments or obligations.

The Fund may choose to sell securities for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, re-deploy assets into more promising opportunities or in response to changes in a company’s fundamentals. The Fund may also sell securities if a company’s valuation reaches a level with which the Fund is no longer comfortable. The Fund may trade its investments frequently in trying to achieve its investment goal, resulting in a high portfolio turnover rate.

Mid-Cap Companies. The Fund will invest at least 80% of its assets in the common stocks of medium size domestic companies whose shares have a market capitalization of between $1 billion and $15 billion, which is within the capitalization range of the Russell Midcap® Index. These companies are generally referred to as “mid-cap” companies. The Fund does not intend to focus its investments at either end of this range of capitalizations. This investment policy may not be changed without shareholder approval or 60 days notice to shareholders.

Market capitalization — the total market value of the outstanding shares of a company.

Foreign Securities. The Fund may purchase foreign equity and debt securities, including foreign government securities and American Depositary Receipts. The Fund will limit its investments in the securities of issuers of any single foreign country to an aggregate of not more than 20% of its total assets at the time of purchase. In determining the allocation of assets in foreign markets, the Fund may consider such factors as a country’s prospects for relative economic growth, inflation, interest rates, government policies influencing business conditions, the range of individual investment opportunities available, and other pertinent financial, tax, social, political and national factors, all in relation to the prevailing securities prices in each country. The Fund may also invest in companies in developing countries.

Foreign Government Securities — securities issued or guaranteed by non-U.S. governments, governmental agencies or quasi-governmental entities.

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about the fund

American Depositary Receipt (“ADR”) — a certificate evidencing ownership of securities of a foreign company issued by a U.S. bank or trust company and generally traded on an established market in the United States. An ADR is an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. An unsponsored ADR is issued without the involvement of the issuer of the underlying shares. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States.

Foreign Currency Transactions. The Fund may engage in foreign currency transactions in connection with its investments in foreign securities but it will not speculate in foreign currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign-currency exchange market or through forward contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency, at a price set at the time of the contract, on a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

Derivative Securities. The Fund may invest in derivative securities, which are securities whose value is derived from another security, a commodity, a currency or an index. The types of derivatives the Fund may use include options, futures, options on futures, forward contracts and indexed securities.

Temporary Defensive Strategies. For cash management purposes and in response to market, economic, political or other conditions, the Fund may temporarily hold up to 100% of its assets in cash or cash equivalents, including shares of affiliated money market funds. If the Fund acquires shares in an affiliated money market fund, shareholders would bear both their proportionate share of expenses in the Fund (including investment advisory fees) and, indirectly, the expenses of such money market fund (including the investment advisory fees of that fund).

Disclosure of Portfolio Holdings. The Fund’s policies and procedures with respect to the disclosure of its portfolio holdings are available in the Statement of Additional Information.

Principal Risks

Many factors affect performance and the Fund cannot guarantee that it will achieve its investment objectives. When you redeem your shares of the Fund, they could be worth more or less than what you paid for them. As a result, an investor could lose money on an investment in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund is subject to the following primary risks:

Market Risk. The Fund’s share price changes daily based on changes in market conditions that affect the value of the Fund’s portfolio. A stock market in which the Fund invests may go down in value in response to economic, political or financial developments. While stocks have historically been a leading choice of long-term investors, a stock market may go down quickly and unpredictably.

Issuer-Specific Risks. The price of an individual security or a particular type of security can fluctuate differently than, or to a greater extent than, the market as a whole. An individual issuer’s securities can fall, with little or no warning, based upon such things as a worse than expected earnings report, the loss of key management personnel, negative news about the development of a product or legal proceeding. There is also a risk that the price of a security may never reach the level that the Fund believes is representative of its full value.

Mid-Cap Company Risks. Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and, therefore, their securities may be more volatile than the securities of larger, more established companies. Mid-cap company shares may be bought and sold less often, and in smaller amounts, than larger company shares. Because of this, if the Fund wants to sell a large quantity of a mid-cap

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about the fund

company’s shares, it may have to sell it at a lower price than the Fund believes is reflective of the value of the shares, or it may have to sell it in smaller than desired quantities over a period of time. The Fund tries to minimize this risk by investing in mid-cap securities that trade more frequently.

Foreign Securities Risks. Foreign securities markets often are not as developed or efficient as those in the United States and securities traded in foreign markets are often more volatile than those traded in the United States. There are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, which may make it difficult for the Fund to buy and sell securities on those exchanges. There may be less information available regarding foreign companies, making it harder to value foreign securities than U.S. securities. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent that the United States does. Some countries may not have laws comparable to the U.S. securities laws to protect investors. Accounting standards in other countries are often not the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder to accurately determine a company’s financial condition. Certain foreign economic markets may be less favorable than that of the United States in terms of growth, inflation rates, capital reinvestment, diversification or balance of payments. Some countries in which the Fund may invest may experience uncertain national policies, political instability, the potential for expropriation of assets, confiscatory taxation or unfavorable diplomatic developments. The Fund may also invest in emerging market countries, which entail additional risks, including a greater risk of political, economic and social instability.

Foreign Currency Risk. If the Fund invests in securities denominated in foreign currencies, the value of the Fund’s assets and revenues, as measured in U.S. dollars, may be affected by changes in foreign-currency exchange rates and exchange-control regulations, and the Fund may incur costs in connection with conversions between various currencies. If the value of the U.S. dollar increases in relation to a foreign currency, the value of securities and any income received in that currency, would be worth a smaller number of U.S. dollars and would have a negative effect on the value of the Fund’s net assets. If the value of the U.S. dollar decreases in relation to the currency, the value of securities and any income received in the currency would generally increase the value of the Fund’s net assets.

Interest Rate Risk. When interest rates go up, the value of an investment in debt securities generally goes down. The value of long-term debt securities generally goes down more than the value of short-term debt securities at times when interest rates are rising. When interest rates fall, yields fall as well, limiting the Fund’s ability to invest in debt securities at attractive rates. Rising interest rates may also have a negative impact on the value of certain equity securities if the issuers of those securities are unable to borrow, or must pay higher rates, to finance expansion or other needs and increases in the cost of debt service may have a negative impact on earnings. Market expectations regarding future rates of inflation may also affect the value of debt securities.

Derivatives Risk. Derivatives, including options, swaps and futures contracts, have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the counterparty to the transaction and illiquidity of the derivative instruments. Losses from the use of derivatives would reduce net asset value, and such losses can be greater than if the derivatives had not been used. Furthermore, the ability to successfully use derivatives depends on the Adviser and Sub-Adviser’s ability to predict pertinent market movements, which cannot be assured.

Expenses of Other Investment Companies. If the Fund invests in another investment company (including in an affiliated money market fund), the Fund’s shareholders would be indirectly subject to the fees and expenses of that investment company (including investment advisory fees), in addition to the fees and expenses of the Fund (including investment advisory fees).

Temporary Defensive Strategy Risk. If the Fund temporarily holds assets in cash or cash equivalents, it may not achieve its investment objectives.

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about the fund

Portfolio Turnover Risk. If the Fund trades its investments frequently in trying to achieve its investment goal, the resulting high portfolio turnover rate may lead to unfavorable tax consequences, such as an increase in dividends of capital gains and/or ordinary income paid to shareholders, and in greater transaction costs, which are paid directly by the Fund.

Suitability. Different investors have different investment goals. Since investments in mid-cap companies may involve greater risks than investments in larger companies, an investment in the Fund is more appropriate for investors with long-term goals. The Fund is not intended to be a balanced investment program. It is intended to provide professional management for your assets and a convenient way to gain exposure to mid-cap companies as part of a diversified portfolio.

Performance

No performance information is included, since as of the date of this Prospectus, the Fund had not commenced operations.

Fees & Expenses

You will pay certain fees and expenses, described in the table below, if you buy and hold shares of the Fund.

	Class R	Class I
Shareholder Fees
(Fees paid directly from your investment)
Shareholder Transaction Fees*	0.00%	0.00%
Redemption Fees*	0.00%	0.00%

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee**	1.25%	1.00%
Distribution and Service (12b-1) Fee	0.25%	0.00%
Other Expenses†	0.00%	0.00%

Total Annual Fund Operating Expenses	1.50%	1.00%

*	The Fund may charge the following fees to a limited number of shareholders depending on their particular circumstance: A monthly “Low Balance Fee” (currently $15) may be imposed on Class R accounts (other than IRA accounts) with a monthly average account balance of less than the minimum balance of $1,000, in which no shareholder activity has occurred for the past 12 consecutive months. A $2 fee may be charged for redemption checks issued by the Fund for less than $100. A $10 fee may be charged for wire redemptions of less than $10,000. An Early Redemption Fee of 2.0% of the proceeds of the redemption may be charged only on those redemptions or exchanges of shares held for 15 days or less before the redemption or exchange.
**	The Fund pays a “Comprehensive Management Fee” that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, government imposed fees and expenses, including, but not limited to, federal and state registration fees, and the fees and expenses of the independent Trustees, for which the Fund pays its direct or allocated share. The difference in management fee structure between the Class R and Class I shares is attributable to the differences in administrative expenses between the two classes, including transfer agency, record keeping and accounting expenses. The investment advisory component of the comprehensive management fee is the same for both classes of shares.
†	Other Expenses, which have been estimated, include interest charges, taxes, extraordinary legal and accounting fees and other extraordinary expenses, government imposed fees and expenses, including, but not limited to, federal and state registration fees, and the fees and expenses of the independent Trustees, for which the Fund pays its direct or allocated share. Although the Fund has not commenced operations, it estimates that these Other Expenses will be less than 0.005%.

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about the fund

The Fund is a no-load fund, meaning that there are no sales charges (loads) or exchange fees associated with an investment in the Fund. The Annual Fund Operating Expenses are paid out of the Fund’s assets, so these expenses affect the value of the Fund’s shares.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the ends of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Hallmark Mid-Cap Fund	One Year	Three Years
Class R Shares	$158	$489
Class I Shares	$105	$328

Your costs would be the same whether you stayed in the Fund or redeemed your shares at the end of either period.

Fund Management

The Investment Adviser. Reserve Management Company, Inc., 1250 Broadway, New York, New York 10001, the Fund’s investment adviser (the “Adviser”), has provided management and investment advisory services to the investment companies in the Reserve family of funds since November 15, 1971. As of August 31, 2004, the Adviser had approximately $30.2 billion in assets under management.

The Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trustees, under an Investment Management Agreement with Hallmark Equity Series Trust, on behalf of the Fund. The Investment Management Agreement provides that the Adviser will furnish continuous investment advisory and other management and administrative services, including transfer agent services, to the Fund. For its services, the Adviser receives a comprehensive management fee of 1.25% per year for Class R shares and 1.00% per year for Class I shares, based on the average daily net assets of the Fund.

The Sub-Adviser. Segall Bryant & Hamill Investment Counsel, 10 South Wacker Drive, Suite 2150, Chicago, IL 60606, the investment sub-adviser to the Fund (the “Sub-Adviser”), was formed in 1994 and as of August 30, 2004 managed approximately $3.9 billion for individual and institutional investors. The Adviser and Hallmark Equity Series Trust have retained the Sub-Adviser to provide day-to-day management of the Fund’s portfolio. David Kalis is the portfolio manager for the Fund, and is primarily responsible for decisions regarding the Fund’s investments. Mr. Kalis joined the Sub-Adviser in 1996 and has served as portfolio manager of the Segall Bryant & Hamill Mid Cap Fund since April 1, 1999.

The Adviser and Hallmark Equity Series Trust have obtained an exemptive order from the Securities and Exchange Commission (the “SEC”) permitting the Board of Trustees, on behalf of the Fund, to hire or terminate additional or replacement sub-advisers and to modify any existing or future sub-advisory agreement without shareholder approval.

At the end of each calendar quarter, the Adviser will pay the Sub-Adviser a fee equal to 0.30% of the average daily net assets of the Fund, calculated on an annual basis. The Sub-Adviser may be paid a higher fee if the Funds assets increase. This fee is paid out of the comprehensive management fee received by the Adviser and is not an additional expense of the Fund.

The Distributor. The Fund’s distributor, Resrv Partners, Inc., 1250 Broadway, New York, NY 10001, is an affiliate of the Adviser. The Fund has adopted a Distribution Plan under Rule 12b-1 that allows the Fund to pay distribution and service fees for the sale of Class R shares and for services provided to Class R shareholders. The distribution fee is 0.25% per year of the average net assets attributable to the Class R shares. Since this fee is paid out of the Class R assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The Class I shares are not subject to a distribution fee.

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How to Buy Shares

Share Classes. Presently, the Fund offers two classes of shares, Class R and Class I. Class R shares are designed for purchase by individual investors and Class I shares, which have a higher minimum investment, are designed for institutional investors. You will need to decide on a share class to purchase before making your initial investment. You should weigh the impact of all potential costs over the life of your investment. Class I shares may also be held by accounts established in relation to a merger, reorganization or similar transaction.

Account Ownership. You will also need to specify whether you wish to open a corporate account, a joint account or an individual account. When an account is registered in the names of two people, either person is entitled to redeem any or all of the shares in the account. The Account Application provides that each party to a joint account will indemnify the Fund for actions taken on the instructions of the other party. The Fund will not be responsible for actions taken by either party with respect to this type of account.

Minimum Purchases. For Class R shares, the minimum initial investment is $1,000 for regular accounts and $250 for an Individual Retirement Account. The minimum subsequent investment for Class R shares is $100. For Class I Shares, the minimum initial investment is $250,000 and the minimum subsequent investment is $100. The Fund reserves the right to waive or lower the investment minimums with respect to any person or class of persons, under certain circumstances. The Fund may change the minimum investment requirements at any time.

How Fund Shares Are Priced. Investors pay no sales charges to invest in the Fund. The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is the Fund’s net asset value per share (“NAV”) for that Class of shares. The NAV is calculated by taking the total value of the assets of the share Class, subtracting liabilities of the Class, and then dividing by the number of shares of that Class that are issued and outstanding. Class I shares will generally have a higher NAV than Class R shares because Class I has lower expenses.

The Fund’s NAV is calculated as of the close of trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Time, on each day that the NYSE is open. Generally, the NAV is not calculated, and purchase orders are not accepted, on other days when the NYSE is closed. However, the NAV may be calculated, at 4:00 p.m. Eastern Time, and purchase orders accepted on such days, if the Adviser determines that it is in the shareholders’ interest to do so. Your order will be priced at the next NAV calculated after your order is received by the Fund or by an authorized financial intermediary who has a sales agreement with Resrv Partners, Inc., the Fund’s distributor. No purchase of shares will be modified or cancelled after the cut-off time set for calculating a Fund’s NAV.

The Fund’s investments are generally valued based on market quotations. If market quotations are not readily available for particular securities or if events that are expected to materially affect the value of securities traded in other markets occur between the close of those markets and the close of business on the NYSE, those securities will be valued at their fair value by or under the direction of the Board of Trustees. The Fund may use pricing services to determine the price of securities.

Payment for Shares. All share purchases must be paid for in U.S. dollars. Foreign or travelers checks, cash, money orders, credit cards, credit card convenience checks, “starter” checks, or post-dated checks will not be accepted. In addition, in order to protect the Fund from check fraud, the Fund will not accept checks payable to third parties. An initial direct purchase must be accompanied by an Account Application. We are required by law to verify your identity.

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If the required information is not provided on your Account Application, or cannot be verified, we may not be able to open an account or may close an account at any time. All payments for share purchases must be made by one of the two methods noted below:

•	By check - You may purchase shares with a check drawn on a U.S. bank, payable to Hallmark Equity Series Trust or payable to and endorsed by the accountholder. You must include your account number (or Taxpayer Identification Number) on your check. A fee (currently $15) will be imposed if any check does not clear and, in addition, the investor will be liable for any loss the Fund incurs due to the returned check. Checks may be mailed or delivered to Hallmark Funds, 1250 Broadway, 32nd Floor, New York, NY 10001.
•	By Federal wire - Call the Hallmark Funds at 888-823-2867, between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day, or contact the firm from which you received this Prospectus, for specific instructions for purchasing shares by wire transfer.

Checks and wires which do not correctly identify the account to be credited may be returned or may delay the purchase of shares.

Investments Through Third Parties. Investments made through a third party such as a broker-dealer, financial institution or other financial intermediary, rather than directly with the Fund, may be subject to different policies and fees than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. You should consult a representative of the financial intermediary for more information.

Investments Through the Exchange Privilege. Investors can exchange shares of other Hallmark funds and of Reserve money market funds for shares of the same Class of the Fund. Any new account established through an exchange will have the same privileges as the original account (provided that they are available). There is currently no fee for investments by exchange from other funds in the Hallmark and Reserve fund complex, except that the Fund and certain other Hallmark funds are subject to an Early Redemption Fee on exchanges of shares held for 15 days or less before the exchange. The Fund may change or discontinue the exchange privilege at any time. Investors must meet the initial minimum investment of any fund they exchange into.

Hallmark Automatic Asset-Builder Plan.SM The Asset-Builder Plan enables you may make automatic purchases of Class R shares by having a fixed dollar amount ($25 minimum) transferred into your Hallmark account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans’ benefits, or other regular payments from the federal government. You may also purchase Class R shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Hallmark account. Please call the Fund at 888-823-2867 or visit the “Form Library” in the “Literature Center” on our website at www.hallmarkfunds.com for an application.

Right to Refuse Purchases and Exchanges. The Fund reserves the right to refuse any purchase or exchange request.

How to Sell Shares

You may redeem your shares on each day that the Fund’s NAV is calculated. Generally, the NAV is not calculated, and redemption requests are not accepted, on days the NYSE is closed. However, the NAV may be calculated and redemption orders accepted on such days, if the Adviser determines that it is in the shareholders’ interest to do so. Shares will be redeemed at the next NAV determined after a proper redemption request, by telephone or in writing, is received by the Fund. Redemption requests received after the calculation of the Fund’s NAV on any day will be redeemed at the NAV calculated on the next business day. No redemption of shares will be modified or cancelled after the cut-off time set for calculating a Fund’s NAV.

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Orders will be processed promptly and investors will generally receive the redemption proceeds within a week. Redemption proceeds can be paid by check or wire transfer. When redeeming recently purchased shares, please be aware that, if the Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment (usually not more than ten business days). The Fund assumes no responsibility for delays in the receipt of wired or mailed funds. The Fund may suspend the redemption of shares for over seven days if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.

A service fee of $2 will be charged on redemption checks for less than $100. A $10 service fee will be charged for wire redemptions of less than $10,000.

Telephone Requests. If you completed the “Redemptions and Exchanges by Telephone” information on your Account Application, you may redeem your shares by calling the Fund at 888-823-2867. Telephone redemptions will be sent to the bank or brokerage account designated on the shareholder’s Account Application or in a letter from the shareholder with a signature guarantee. To change your designated brokerage or bank account, contact the firm through which you purchased your Fund shares, or, if you purchased your shares directly from the Fund, send a written request to the Fund with a signature guarantee. The Fund reserves the right to record telephone calls and to refuse a telephone redemption if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. Unless you did not sign up for telephone privileges or the Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon telephone instructions. For more information about telephone requests, you can call the Fund toll free at 888-823-2867.

Written Requests. When making a redemption request in writing, please include your account number, the Fund name, either the dollar amount or the number of shares you want to redeem, where the proceeds are to be sent or deposited, whether the redemption is to be made by check or by wire transfer and the name(s) and signature(s) of all account holders. A signature guarantee will also be required for the types of redemptions listed below. If you are redeeming shares held in your IRA, please call the Fund for information regarding the applicable withholding requirements.

Signature Guarantees. The following types of redemptions require written instructions and a signature guarantee:

•	the redemption is for more than $10,000 and the redemption proceeds are not being sent to the shareholder’s designated bank or brokerage account; or
•	the account address has been changed within the past 30 days; or
•	the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Signature guarantees are designed to protect both you and the Fund from fraud and reduce the risk of loss. A signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees. Joint account owners need only provide a signature guarantee for one of the account’s registered owners.

Redemptions Through Third Parties. If you purchased or hold your shares through a financial intermediary, you should contact a representative of the financial intermediary for information about selling your shares. Redemptions through a financial intermediary may involve the intermediary’s own redemption minimums, services fees, or other requirements.

Redemptions Through the Exchange Privilege. Investors can exchange some or all of their Fund shares for shares of the same class in other Hallmark funds or for Class R shares of Reserve money market funds. Investors can request an

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exchange in writing or by telephone. Be sure to carefully read the current Prospectus for any fund into which you would like to exchange. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). There is currently no fee for exchanges among funds in the Hallmark and Reserve fund complex, except that the Fund, and certain other Hallmark funds, are subject to an Early Redemption Fee of 2.0% on an exchange of shares held for 15 days or less at the time of the of the exchange. The Fund may change or discontinue the exchange privilege at any time.

Hallmark Automatic Transfer Plan.SM The Hallmark Automatic Transfer Plan allows you to regularly transfer a fixed amount ($25 minimum), from the redemption of Class R shares, directly into your bank account. A $5,000 minimum balance requirement and certain other restrictions apply. You can call the Fund at 888-823-2867, or visit the “Form Library” in the “Literature Center” on our website www.hallmarkfunds.com, for an application.

Redemptions in Kind. If the amount of a redemption request is large enough to affect the Fund’s operations (for example, if the request is greater than $250,000 or 1% of the Fund’s net asset value), the Fund reserves the right to make payment in portfolio securities rather than in cash (“redemption in kind”), without notice. A shareholder may incur transaction expenses in converting the securities received into cash.

Minimum Balance Requirement. Because of the expenses of maintaining shareholder accounts, if your Class R share account, other than an Individual Retirement Account (IRA), has an average monthly account balance of less than $1,000 and there has been no shareholder activity in the account for the past 12 months, the Fund may, after 30 days notice, charge a monthly low balance fee (currently $15) or may redeem your shares and close the account. No account will be charged a fee or closed if the decline in balance is due to a decrease in share price. Some financial intermediaries may establish different minimum balances and fee amounts, if approved by the Fund.

Early Redemption Fee. The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 15 days of purchase. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund. The redemption fee will be imposed if you redeem more Fund shares, within 15 days of a purchase or exchange, than the number of Fund shares you have held for more than 15 days. For redemptions of Fund shares acquired by exchange, your holding period for the shares exchanged will not be added to the holding period for the Fund shares acquired in determining whether to apply the redemption fee. The redemption fee will not apply in the following circumstances:

•	Redemptions resulting from death or disability
•	Redemptions through an Automatic Transfer Plan
•	Redemptions of shares purchased through the Automatic Asset-Builder Plan
•	Redemptions of shares acquired through dividend reinvestment
•	Redemptions of shares held in certain omnibus accounts, including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended.

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your account

Frequent Purchases and Redemptions

Purchases or sales of shares of the Fund, and exchanges between funds in the Hallmark and Reserve complex, should not be used to exploit short-term swings in the market. Frequent purchase, sale or exchange transactions may harm the Fund by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase or exchange that it believes to be short-term, excessive or disruptive to the Fund. The Fund may also limit or terminate the right to make purchases or the exchange privilege of any shareholder making excessive or short-term purchases, sales or exchanges. In addition, the Trustees of the Fund, and of certain other Hallmark funds, have adopted an Early Redemption Fee of 2.0% for redemptions or exchanges of shares that have been held for 15 days or less at the time of the redemption or exchange. The Fund may not be able to determine that a specific purchase, sale or exchange is short-term or excessive, particularly with respect to orders made through omnibus accounts or retirement plans, and may not be able to reject all such orders.

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shareholder services

Shareholder Services

The Fund offers a variety of shareholder services to make it more convenient to manage your account and to provide options to expand your investment opportunities. For more information on any of the following services, please call us at 888-823-2867 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit our website at www.hallmarkfunds.com. Applications for some of these services are also available on our website in the “Form Library” of the “Literature Center.”

Shareholder Communications. An account statement is sent to each shareholder at least quarterly. Shareholders are advised to retain all account statements. Shareholders have a duty to examine their account statements and report any discrepancies to the Fund immediately. Failure to do so could result in the shareholder suffering a loss. The Fund may choose not to send duplicate copies of shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address. If you would like to receive additional copies of these materials, please contact the Fund or the financial intermediary through which you purchased your Fund shares.

Records and Research Services. The Fund may charge shareholder accounts for specific costs incurred in processing certain shareholder requests for additional records and research including, but not limited to, providing copies of shareholder checks and account statements from past periods, stop payment orders and providing special research services.

The following services are available to Class R shareholders and to accounts established in connection with a merger, reorganization or similar transaction:

Hallmark Automatic Asset-Builder Plan. The Asset-Builder Plan enables you may make automatic share purchases by having a fixed dollar amount ($25 minimum) transferred into your Hallmark account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans’ benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Hallmark account. Please call the Fund at 888-823-2867 or visit the “Form Library” in the “Literature Center” on our website at www.hallmarkfunds.com for an application.

Hallmark Automatic Transfer Plan. With the Automatic Transfer Plan, you may make free automatic transfers from your Fund account to the eligible checking, NOW or bank money-market deposit account that you designate. You may choose to have dividends or distributions transferred to your designated account on a monthly basis or to have a specific dollar amount transferred to your designated account on a monthly, quarterly or annual basis. There is a $25 minimum amount for these transfers. You may also have amounts transferred to your designated account from telephone redemptions of $100 and over, if you have signed up for telephone request privileges. To be eligible for any of these services, you must have an account with a balance of at least $5,000, and submit an Automatic Transfer Plan application to the Fund.

Hallmark Easy Access.SM Easy Access is the Hallmark Funds’ 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields and price information. To use it, call 888-823-2867 and follow the instructions.

Hallmark OnLine Access.SM You may access your account activity for the previous six months, current price information and other information through On-Line Access at www.hallmarkfunds.com. You must call Hallmark at 888-823-2867 to activate On-Line Access.

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shareholder services

Individual Retirement Accounts. Investors may use the Fund as an investment for an Individual Retirement Account (IRA). For more information call 888-823-2867 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit the “Form Library” in the “Literature Center” on our website, www.hallmarkfunds.com, for an IRA account application.

Hallmark eDelivery.SM The Hallmark Funds offer electronic delivery of the prospectus and other shareholder communications by eDelivery. In order to receive this service, you must register your account and provide us with e-mail information. Please call 888-823-2867 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day for more information or enroll online at www.hallmarkfunds.com/eDelivery. You must provide a verifiable e-mail address to enroll. Hallmark eDelivery may not be available if you hold your Fund shares through a broker, dealer or other financial intermediary. Contact a representative of your financial intermediary for more information.

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dividends and taxes

Dividends and Taxes

The following discussion is intended as general information only, it is not a complete analysis of the federal tax implications of an investment in the Fund. Because each person’s tax situation is unique, you should consult your own tax adviser(s) with regard to the federal, state and local tax consequences of the purchase, ownership, exchange and redemption of Fund shares. If you hold your Fund shares in a tax-deferred account, such as a retirement plan, dividends generally will be exempt from taxation until they are distributed from the account and, in the case of Roth IRAs, may be exempt from taxation when distributed as well. These accounts are subject to complex tax rules, and you should consult your tax adviser. The applicable tax laws affecting the Fund and its shareholders are subject to change, including retroactive change.

The Fund will distribute substantially all of its net investment income and capital gains to its shareholders each year. Although this cannot be predicted with any certainty, the Fund anticipates that the majority of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates, depending on how long the Fund held the assets sold. Distributions of net long-term capital gains earned by the Fund are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares.

The portion of the Fund’s income consisting of dividends paid by U.S. corporations, qualifying foreign corporations and as long-term capital gains may be eligible for the recently enacted reduced individual income tax rate on certain dividend income and long-term capital gains. Dividends paid out of the Fund’s income on debt securities, non-qualifying foreign corporation dividends and net short-term capital gains generally will not be eligible for the reduced rate. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect. If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of the excess of net short-term capital gains over net long-term capital losses) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by the foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by the Fund if certain requirements are met.

All dividends and capital gains distributions, if any, are paid in the form of additional shares, at net asset value on the payment date, unless you have requested that dividends, capital gains distributions or both be distributed to you in cash. This request may be made on your initial Account Application or by writing to the Fund. Dividends and distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional Fund shares. Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. If you buy shares when a fund has realized, but not yet distributed, ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing, you should consult your tax adviser.

You will receive an annual account statement documenting certain tax characteristics of your dividends and distributions. Dividends declared by the Fund in October, November or December and paid during the following January will be treated as having been received by the shareholders in the year in which the distributions were declared.

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financial highlights

No performance information is included, because as of the date of this Prospectus, the Fund had not commenced operations and had no assets.

14

HALLMARK PRIVACY POLICY

Protecting Customer Information: Keeping your personal information secure is important to us at Hallmark. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

ALL PERSONAL INFORMATION PROVIDED BY OUR CUSTOMERS IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO THIRD PARTIES FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

Hallmark requires that employees with access to confidential information not use or disclose the information except for our internal business use. Only employees who need this information to service your accounts have access to this information. Such employees are trained to safeguard your personal information.

Who is covered by our Privacy Policy: This Privacy Policy applies to all current and former customers of the Hallmark funds. Customers who receive information from Hallmark through the Internet are covered by Hallmark’s Internet Security Statement, which is posted on our website at www.hallmarkfunds.com. The site also contains links to unaffiliated websites. The Hallmark funds are not responsible for the privacy practices or the content of such other websites.

Customers receive our Privacy Policy when they open a new account and annually thereafter. Our current policy is available online at www.hallmarkfunds.com. You will be notified of any major change to the Privacy Policy.

Types of Information We Collect From our Customers:

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income).
•	Information about your Hallmark account, account transactions (e.g., account number, spending and payment history, use of online products and services) and other transactions with the Hallmark funds and others.
•	Information about your creditworthiness, credit history, and information about you obtained from consumer reporting agencies or other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).
•	If you visit our website, we use software to collect anonymous data including browser types, pages visited, date of visit and time spent on our site. With or without cookies, our website keeps track of usage data, such as the source address of a page request, your IP address or domain name, the date and time of the page request, the referring website (if any) and other parameters in the URL. We use this data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our website www.hallmarkfunds.com for more information.
•	If you utilize Hallmark’s online services, we retain your user ID and password and information about your use of our website so that we can recognize you as a registered user of a Hallmark online service and personalize your online session.

Use of Information: When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to

15

administer our business. Hallmark shares personal information about you to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

•	Legal and Routine Business Reasons. Hallmark may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for the Hallmark Funds. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for the Hallmark Funds, such as printing statements, checks, etc.
•	Marketing Purposes. We may also share information we have about you, as described above, with third parties hired by Hallmark to market Hallmark products and services exclusively.
•	Sharing Information within Hallmark. The Hallmark Funds and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

Questions: If you have any questions, please call our Customer Service Department at 888-823-2867 and press zero between the hours of 8:30a.m. and 6:00p.m. Eastern Time or send a letter to Hallmark Funds, Attn: Administrative Department, 1250 Broadway, New York, NY 10001-3701

We constantly evaluate our procedures to protect personal information and make every effort to keep your personal information accurate and current. If you identify any error in your personal information or need to change that information, please contact us and we will update our records. If you have any questions, please contact us by e-mail at customerservice@hallmarkfunds.com or call us at 888-823-2867 and press zero.

Options relating to disclosure of personal information: We will not contact you regarding additional Hallmark products or services, and we will not provide personal information to any third parties for this purpose, if you instruct us not to do so. To give us such instructions, please e-mail us at customerservice@hallmarkfunds.com or call us at 888-823-2867. If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account, to our services or to our website.

Ways you can protect your privacy:

Here are some measures to take to help prevent theft of your identity:

•	Do not share your account information, including personal or secret codes or passwords, with others.
•	Never provide confidential information to unknown callers.
•	Protect your account records including all statements and receipts.
•	Use a secure browser when doing business on the Internet, and exit online applications when finished.

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If you believe you may be a victim of identity theft, you should:

•	Contact Hallmark customer service immediately.
•	Report the theft to each of these credit reporting agencies: Experian - 888-397-3742; Equifax - 800-525-6285; and TransUnion - 800-680-7289.
•	File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.
•	Contact the Federal Trade Commission’s Identity Theft Hotline at 877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

*	All references in this notice to “Hallmark funds” or “Hallmark” include the Hallmark family of funds, Reserve Management Corp., Reserve Management Co., Inc., or Resrv Partners, Inc., member NASD since 06/03.

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This Prospectus contains the information about the Fund, which a prospective investor should know before investing.

The Statement of Additional Information contains additional and more detailed information about the Fund, and is incorporated by reference into (considered a part of) this Prospectus. Additional information about the Fund’s investments will also be available in the Fund’s Annual and Semi-Annual Reports. The Annual and Semi-Annual Reports will list the Fund’s portfolio holdings, describe Fund performance, include financial statements for the Fund, and discuss market conditions and strategies that significantly affected the Fund’s performance during its past fiscal year. You may obtain copies of these reports or the Statement of Additional Information at no cost by calling 888-823-2867, by visiting our website at www.hallmarkfunds.com or by writing to the Hallmark Funds, 1250 Broadway, New York, New York 10001.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the operation of the public reference room call 1-202-942-8090. These reports and other information is also available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investors are advised to read and retain this
Prospectus for future reference.

Hallmark FundsSM
                                  A Reserve Management Affiliate

1250 Broadway, New York, NY 10001-3701
212-401-5500

General information and 24-hour price and
performance information: 888-823-2867 or
www.hallmarkfunds.com.

Distributor - Resrv Partners, Inc.

MC/HEST-11/04

Investment Company Act File Number: 811-7734
© Reserve Management Company, Inc.

Hallmark FundsSM
                                  A Reserve Management Affiliate

HALLMARK MID-CAP GROWTH FUND
                     of Hallmark Equity Series Trust

PROSPECTUS
NOVEMBER 19, 2004

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HALLMARK MID-CAP GROWTH FUND
of Hallmark Equity Series Trust
1250 BROADWAY, NEW YORK, N.Y. 10001-3701
212-401-5500 OR 888-823-2867

24-HOUR YIELD AND BALANCE INFORMATION
NATIONWIDE 888-823-2867
www.hallmarkfunds.com

STATEMENT OF ADDITIONAL INFORMATION

The Hallmark Equity Series Trust (the “Trust”) was organized as a Delaware business trust under the laws of the State of Delaware on April 22, 1993. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and is authorized to issue multiple series with multiple classes of shares. As of the date of this Statement of Additional Information, the Trust consisted of eight (8) separate series: Hallmark Capital Appreciation Fund, Hallmark Informed Investors Growth Fund, Hallmark International Equity Fund, Hallmark International Small-Cap Fund, Hallmark Large-Cap Growth Fund, Hallmark Small-Cap Growth Fund, Hallmark Strategic Growth Fund and Hallmark Mid-Cap Growth Fund, each of which offers two classes of shares, Class R and Class I. This Statement of Additional Information pertains only to the Class R and Class I shares of the Hallmark Mid-Cap Growth Fund (the “Fund”), a diversified open-end management investment company.

Reserve Management Co., Inc. (“RMCI” or the “Adviser”) serves as the investment adviser to the Fund. Resrv Partners, Inc. (“RESRV”), which is an affiliate of RMCI, is the distributor of the Fund’s shares. RMCI and RESRV are located at 1250 Broadway, New York, NY 10001-3701. Segall Bryant & Hamill Investment Counsel, 10 South Wacker Drive, Suite 2150, Chicago, IL 60606, serves as the investment sub-adviser to the Fund (the “Sub-Adviser”).

This SAI is not a Prospectus, but provides detailed information to supplement the Fund’s Prospectus dated November 19, 2004 and should be read in conjunction with it. A copy of the Prospectus may be obtained without charge by writing or calling the Trust at the address or telephone number shown above. The U.S. Securities and Exchange Commission (“SEC”) maintains a web site (http://www.sec.gov) that contains the SAI, Prospectus, material incorporated by reference, and other information regarding the Fund electronically filed with the SEC.

The date of this Statement of Additional Information is November 19, 2004

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INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

The Fund’s main investment objective is to seek growth of capital by investing in a portfolio of medium-capitalization companies. The Fund’s secondary objective is to provide current income. The investment objectives of the Fund are not fundamental policies and may be changed by the Board of Trustees, without shareholder approval, on 60 days notice to shareholders.

The following information supplements and should be read in conjunction with the Prospectus.

FUND STRATEGIES. The following section contains more detailed information about types of instruments in which the Fund may invest, strategies it may employ, and a summary of related risks. The Fund may not buy all of these instruments or use all of these techniques; they will be utilized, if, in Fund management’s opinion, they believe that the utilization will help the Fund achieve its investment objective.

SECURITIES OF U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES. The Fund may invest in both adjustable rate and fixed rate securities issued, guaranteed, or collateralized by agencies or instrumentalities of the U.S. government, including, but not limited to, Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) securities. Obligations of GNMA, the Farmers Home Administration and the Export-Import Bank are backed by the full faith and credit of the U.S. government. In the case of securities not backed by the full faith and credit of the U.S. government, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Such securities include obligations issued by the Student Loan Marketing Association (SLMA), FNMA and FHLMC, each of which may borrow from the U.S. Treasury to meet its obligations, although the U.S. Treasury is under no obligation to lend to such entities. GNMA, FNMA and FHLMC may also issue collateralized mortgage obligations.

The Fund may also invest in component parts of these securities or instruments collateralized thereby, namely either the principal of such obligations (principal only or “PO” class) or one of the interest payments scheduled to be paid on such obligations (interest only or “IO” class). These obligations may take the form of (i) obligations from which the interest coupons have been stripped; (ii) the interest coupons that are stripped; (iii) book entries at a Federal Reserve member bank representing ownership of obligation components; or (iv) receipts evidencing the component parts (principal or interest) of U.S. government obligations that have not actually been stripped. Such receipts evidence ownership of component parts of U.S. government obligations purchased by a third party (typically an investment-banking firm) and held on its behalf by a major commercial bank or trust company pursuant to a custody agreement. A “stripped security” issued by an investment-banking firm or other private organization is not considered to be a U.S. government security.

DEPOSITARY RECEIPTS. The Fund may make investments through the purchase and sale of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other types of depositary receipts (collectively, “DRs”). ADRs are certificates evidencing ownership of shares of a foreign issuer which are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. An ADR is an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in foreign securities markets. Investments of the Fund in ADRs are deemed to be investments in securities issued by U.S. issuers and those in GDRs and other types of depositary receipts are deemed to be investments in the underlying foreign securities.

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The Fund may purchase DRs whether they are “sponsored” or “unsponsored”. “Sponsored” DRs are issued jointly by the issuer of the underlying security and a depositary, whereas “unsponsored” DRs are issued without participation of the issuer of the deposited security. Generally, holders of unsponsored DRs bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer or pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored DR.

It should be further noted that DRs may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders. The Fund may invest in DRs that may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

REPURCHASE AGREEMENTS. When the Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuation during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. Although the Fund will limit repurchase agreements to those securities dealers who are deemed credit worthy pursuant to guidelines adopted by the Board of Trustees, and will follow procedures to assure that all repurchase agreements are always fully collateralized as to principal and interest, a bankruptcy or default of a counter party may occur. In the event of bankruptcy or other default by the seller of the security under a repurchase agreement, the Fund may suffer time delays and incur costs and possible losses in connections with the disposition of collateral. In such event, instead of the contractual fixed rate of return, the rate of return to the Fund would be dependent upon intervening fluctuations of the market value of the underlying security and the accrued interest on the security. Although the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform, the ability of the Fund to recover damages from a seller in bankruptcy or otherwise in default may be reduced.

PREFERRED STOCK. The Fund may invest in preferred stocks. A preferred stock has characteristics of a bond and a common stock. It can offer the fixed interest rate of a bond and the equity ownership of a common stock. Unlike a common stock, its participation in the issuer’s growth may be limited. Preferred stock prices tend to fluctuate with changes in interest rates rather than the issuing company’s business prospects. Preferred stock has a priority claim over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Convertible securities have speculative characteristics and share some of the same characteristics of lower-rated securities. For example, sustained periods of deteriorating economic conditions or rising interest rates are more likely to lead to a weakening in the issuer’s capacity to pay interest and repay principal than would be the case of higher-rated securities. Convertibles are generally debt securities or preferred stocks that may be converted into common stocks. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. As with debt securities, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they enable investors to benefit from increases in the market price of the underlying common stock.

RIGHTS AND WARRANTS. The Fund may invest in rights or warrants only if the underlying equity securities themselves are deemed appropriate by the Sub-Adviser for inclusion in the Fund’s portfolio. A warrant gives the Fund the right to buy a quantity of stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Rights are short-term options to purchase new securities at a fixed price, and are similar to warrants. The Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if the Fund exercises or sells it before it expires; however, some warrants are traded on national exchanges. If the price of the underlying stock does not rise above the exercise price before the warrant expires (or is sold), the warrant generally expires without any value and the Fund would lose any amount it paid for the warrant.

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Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although it may decline because of the passage of time or due to a change in the perception as to the potential of the underlying security. Further, a warrant may become worthless if the value of the underlying market price of the underlying security falls below the exercise price set forth in the warrant on the expiration date.

SECURITIES OF FOREIGN COMPANIES. The Fund may invest in foreign securities which may result in greater risk than that incurred by investing in domestic securities. There is generally less publicly available information about foreign companies compared to reports and ratings that are published about companies in the U.S.

It is contemplated that most foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock and bond markets are generally not as developed or efficient as those in the U.S. While growing in volume, the markets usually have substantially less volume than the U.S. markets and the securities are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities are generally higher than commissions on U.S. markets, nevertheless the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. In addition, there is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the U.S.

With respect to certain foreign countries, there is the possibility of adverse currency changes in investments or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of currency or other assets of the Fund, political or social instability, or diplomatic developments, which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

The dividends and interest payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund’s shareholders. Shareholders otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for their proportionate share of such foreign taxes paid by the Fund. See “Dividends, Distributions and Taxes.”

FOREIGN CURRENCY TRANSACTIONS. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S.-dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S.-dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself from possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S.-dollar and such foreign currency. However, this tends to limit potential gains that might result from a positive change in such currency relationships. The Fund may also hedge its foreign currency exchange rate risk by engaging in foreign-currency financial futures and options transactions.

When the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S.-dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. In this situation the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S.-dollar amount where the Sub-Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S.-dollar value of the currency in which portfolio securities of the Fund are denominated (“cross-hedge”). The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign-currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received

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upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund will not enter into forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund’s securities or other assets (a) denominated in that currency or (b) in the case of a “cross-hedge,” denominated in a currency or currencies that the Fund’s Sub-Adviser believes will have price movements that tend to correlate closely with that currency. The Fund’s custodian bank segregates cash or liquid high-grade debt securities in an amount not less than the value of the Fund’s total assets committed to forward foreign-currency exchange contracts entered into for the purchase of a foreign currency. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Fund’s commitments with respect to such contracts. There is no limitation as to the percentage of the Fund’s assets that may be committed to such foreign-currency exchange contracts. The Fund generally will not enter into a forward contract with a term longer than one year.

OPTIONS TRANSACTIONS. An exchange-traded option position may be closed out only on a national securities exchange (“Exchange”) which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option at any particular time, and for some exchange-traded options, no secondary market on an Exchange may exist. In that event, it might not be possible for the Fund to effect closing transactions in particular options with the result that the Fund would have to exercise its exchange-traded options in order to realize any profit and may incur transaction costs as a result. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an Exchange include the following: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an Exchange; (c) trading halts, suspension or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) interruption of the normal operations on an Exchange; (e) inadequacy of the facilities of an Exchange or the Options Clearing Corporation (“OCC”) to handle current trading volume; or (f) a decision by one or more Exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on the Exchange (or in the class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would generally continue to be exercisable in accordance with their terms.

In the event of the bankruptcy of a broker through which the Fund engages in options transactions, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an over-the-counter option with a recognized U.S. securities dealer (“OTC option”) purchased by the Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the Adviser and/or Sub-Adviser.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the market for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

PUT AND CALL OPTIONS ON SPECIFIC SECURITIES. The Fund may write and sell covered put option contracts to the extent of 20% of the value of their total assets at the time such option contracts are written. Such options may be traded on national securities exchanges or over-the-counter.

There is no limitation on the amount of call options the Fund may write. A call option gives the purchaser of the option, in exchange for the premium paid, the right to buy the security subject to the option at the exercise price at any time prior to expiration. The writer of a call option, in return for the premium, has the obligation, upon the exercise of the option, to deliver, depending upon the terms of the contract, the underlying securities or a specified amount of cash to the purchaser upon receipt of the exercise price. A put option gives the purchaser, in return for a premium, the right to sell the security at the exercise price at any time prior to the expiration of the option. The writer of a put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the underlying security at the

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exercise price. If a call option written by the Fund is exercised, the Fund will forgo any possible profit from an increase in the market price of the underlying security or other asset over the exercise price plus the premium paid. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying security or other asset at a disadvantageous price. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium it paid.

OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of insolvency of the dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and other assets, and a wider range of expiration dates and exercise prices, than for exchange traded options.

The Fund will only write covered options. An option is covered so long as the Fund which is obligated under the option owns an offsetting position in the underlying security or maintains cash, U.S. government securities or other liquid high-grade debt obligations with a market value sufficient to cover its obligations in a segregated account with its custodian bank.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and sell stock index futures contracts, in order to hedge against fluctuations in the value of its portfolio without actually buying and selling securities. A buyer entering into a stock index futures contract will, on a specified day in the future, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract. The Fund may be both “long” and “short” with respect to futures contracts. A long position involves entering into a futures contract to buy a commodity, whereas a short position involves entering into a futures contract to sell a commodity. Because the value of the Fund’s portfolio will exceed the value of the futures contracts sold by the Fund, an increase in the value of the futures contracts could only mitigate the decline in the value of the Fund’s assets. Upon trading a futures contract, the Fund will segregate an amount of cash, short-term US Government securities or other US dollar-denominated, high grade short term money market instruments equal to approximately 1% to 10% of the contract amount. This amount is known as the “initial margin” and is similar to a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract. Subsequent payments, known as variation margin, to and from the broker will be made daily as the price of the securities or currency underlying the futures contract fluctuates, making the long and short positions in the contract more or less valuable, a process known as marking to market. The Fund may trade stock index futures contracts to the extent permitted under the rules adopted by the Commodity Futures Trading Commission. Futures contracts trade on a number of contract markets and, through their clearing corporations, the exchanges guarantee performance of the contracts as between clearing members of the exchange.

There are risks in using stock index futures contracts as hedging devices. All participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close out the contracts through offsetting transactions, which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market is lower than that in the securities market, making the futures market more attractive to speculators looking for a quick profit which can distort prices of the contracts. Successful use of this technique hinges upon the ability of the Sub-Adviser to predict correctly the movements of interest rates or the market. In addition, in certain situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales may be at increased prices which reflect the rising market or decline in interest rates. The Fund may have to sell securities at a time when it may be disadvantageous to do so. As to options on futures contracts, the effective use of this technique is dependent on the Fund’s ability to terminate option positions at a time the Sub-Adviser deems desirable. Although the Fund will enter into an option position only if the Sub-Adviser believes that a liquid secondary market exists for such option, there is no assurance that the Fund will be able to effect closing transactions at a particular time or at an acceptable price.

CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS. The Fund may invest in cash equivalents, which are short-term obligations issued or whose interest and principal are guaranteed by the U.S. government, or any instrumentalities (including repurchase agreements collateralized by such securities) and deposit-type obligations of domestic and foreign banks or their equivalent, and money-market funds. For temporary defensive purposes, the Fund may invest up to 100% of its assets in affiliated money-market funds. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit

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and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations is fully insured by the U.S. Government.

If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire. See “Foreign Investments.”

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

COMMERCIAL PAPER AND SHORT-TERM NOTES. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year. Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.

SECURITIES INDEX OPTIONS. The Fund may purchase and write put and call options on securities indices listed on securities exchanges, which indices may include securities held in the Fund’s portfolio. A securities index measures the movement of a certain group of stocks or debt securities by assigning relative values to the securities included in the index. Options on securities indices are generally similar to options on specific securities. Unlike options on specific securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on an index represents the holder’s right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. When the Fund writes an option on a securities index, it will segregate assets in an amount equal to the market value of the option, and will maintain that amount while the option is open. Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. If the Fund writes a securities index option, it may terminate its obligation by effecting a closing purchase transaction, which is accomplished by purchasing an option of the same series as the option previously written. The ability of the Fund to engage in closing purchase transactions with respect to securities index options depends upon the existence of a liquid secondary market. There is no assurance that a closing purchase transaction can be effected when the Fund desires to engage in such a transaction.

Purchase and sale of options on stock indices are subject to certain risks that are not present with options on securities. Because the effectiveness of purchasing or writing such options depends upon the extent to which price movements in the Fund’s portfolio correlate with price movements in the level of the index rather than on the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or writing of the option will depend on the level of stock prices in the stock market generally rather than the movement of particular stocks. As a result, the Fund’s success in using this technique will be subject to its ability to correctly predict movements in the direction of the stock market generally or of a particular industry rather than predicting the movement of individual stocks. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options may also be interrupted if trading in a substantial number of stocks in an index is halted. If that happens, the Fund could not be able to close out options which it had purchased or written and, if restrictions on the exercise were imposed, might be unable to exercise an option it holds, resulting in substantial losses to the Fund.

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WHEN-ISSUED SECURITIES, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase or sell securities that it is entitled to receive on a when-issued basis. The Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. These transactions involve the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. Fund has not established any limit on the percentage of its assets that may be committed in connection with these transactions. When the Fund purchases securities in these transactions, the Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.

There can be no assurance that a security purchased on a when-issued basis will be issued or that a security purchased or sold on a delayed delivery basis or through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Fund’s purchase price. The Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

SHORT SALES. The Fund may make short sales of securities, as a hedge or to realize gain. When the Fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale, as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund secures its obligation to replace the borrowed security by depositing collateral with the broker-dealer, usually in cash, U.S. Government securities or other liquid securities similar to those borrowed. The Fund is also required to deposit similar collateral with its custodian, if necessary, so that, at all times, the value of its collateral deposits is equal to at least 100% of the current market value of the security sold short.

Depending on arrangements made with the broker-dealer from which the Fund borrowed the security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer. In addition, the Fund may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

Making short sales in securities that it does not own exposes the Fund to speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. Although the Fund’s potential gain is limited to the price at which the security was sold short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold, making such losses, theoretically, unlimited. This is not the case if the Fund makes short sales of securities the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost (known as short sales “against the box”).

LENDING OF SECURITIES. The Fund may, to increase its income, lend its securities to brokers, dealers and institutional investors if the loan is collateralized in accordance with applicable regulatory requirements (the “Requirements”) and if, after any loan, the value of the securities loaned does not exceed 25% of the value of the Fund’s assets. Under the present Requirements, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. government or its agencies or instrumentalities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. The Fund receives amounts equal to the dividends or interest on the loaned securities and may also receives one or more negotiated loan fees, interest on securities used as collateral or interest on short term debt securities purchased with such collateral. The interest on the collateral may be shared with the borrower. The Fund may also pay reasonable finders, custodian and administrative fees. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements including the rules of the New York Stock Exchange (“NYSE”), which require the borrower, after notice, to redeliver the securities within the normal settlement time of three (3) business days. While voting rights may pass with the loaned securities, if a material event will occur affecting an investment on loan, the loan must be called and the securities voted. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights in the collateral in the event of insolvency of the borrower.

ILLIQUID SECURITIES. The Fund may hold up to 15% of its net assets in securities for which a liquid trading market does not exist and, therefore, may not be able to readily sell such securities. This includes securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resales, repurchase agreements providing for maturity in more than seven (7) days, and certain asset-backed and mortgage-backed securities. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) that have a readily available market are not considered illiquid for purposes of this limitation if they meet guidelines established by the Trustees.

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Over-the-counter (“OTC”) options and the assets used as cover for written OTC options will be treated as illiquid securities as long as the staff of the SEC maintains its position that such securities are illiquid. However, the Fund may treat a certain portion of the securities it uses as cover for written OTC options as liquid, provided it follows a specified procedure. The Fund may sell OTC options only to qualified dealers who agree that the Fund may repurchase any options it writes for a maximum price to be calculated by a predetermined formula. In such cases, OTC options would be considered liquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. Fund management will monitor the liquidity of such restricted securities under the supervision of the Adviser and Trustees.

Generally, mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities. The Fund might be unable to dispose of such illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven (7) days.

RULE 144A SECURITIES. The Fund may invest in securities that are restricted as to resale, but which are regularly traded among qualified institutional buyers because they are exempt under Rule 144A from the registration requirements of the Securities Act. The Board of Trustees of the Trust has instructed the Adviser to consider the following factors in determining the liquidity of security purchased under Rule 144A: (i) the frequency of trades and quotes for the security; (ii) the number of dealers wishing to purchase or sell the security and the number of potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Although having delegated the day-to-day functions, the Trustees will continue to monitor and periodically review the Adviser’s selection of Rule 144A securities, as well as the Adviser’s determination as to their liquidity. Investing in securities issued pursuant to Rule 144A could affect the Fund’s liquidity to the extent that qualified institutional buyers become uninterested in purchasing these securities.

BORROWING. The Fund has the authority to borrow money for extraordinary or emergency purposes but not in an amount exceeding 33 1/3% of the market value of its total assets. Borrowing may subject the Fund to interest costs, which may exceed the income received on the securities purchased with the borrowed funds. A Fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, the Fund will not purchase securities while borrowings in excess of 5% of the value of the Fund’s total assets are outstanding.

TEMPORARY DEFENSIVE POSITIONS. The Fund will at all times as are practicable be invested in accordance with its investment objective and strategies outlined in the Prospectus and SAI. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, including its industry concentration policy, in attempting to respond to adverse market, economic, political or other conditions. If the Adviser does so, different factors could affect the Fund’s performance. In such circumstances, the Fund may increase its position in debt securities, which may include U.S. government securities, qualifying bank deposits, money-market instruments and other types of short-term debt securities including notes and bonds. Such securities may also include short-term U.S. government securities and U.S. dollar- or foreign currency-denominated short-term indebtedness, cash equivalents and fixed-income securities issued or guaranteed by governmental entities, or by companies or supranational organizations (e.g., International Bank for Reconstruction and Development and the European Community) rated “AA” or better by Standard & Poor’s Corporation (“S&P”), or “Aa” or better by Moody’s Investor Service, Inc. (“Moody’s”); or if not so rated, of equivalent investment quality as determined by the Adviser. Apart from periods of defensive investment, the Fund may also at any time temporarily invest funds awaiting reinvestment or held as reserves for dividends and other distributions to shareholders in U.S. dollar-denominated money-market funds, including affiliated money-market funds. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES. The Fund has adopted as fundamental policies the following limitations on its investment activities. These fundamental policies may not be changed without the affirmative vote of a majority of the

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outstanding shares of the Fund, as defined in the Investment Company Act of 1940 (“Investment Company Act”). A majority of the outstanding shares of the Fund means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The Fund may not:

(1)	borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount not to exceed 33 1/3% of the market value of its total assets;

(2)	issue senior securities except as permitted under the Investment Company Act;
(3)	act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;
(4)	invest 25% or more of the value of its total assets in the securities of issuers in any particular industry;

(5)	purchase, sell or otherwise invest in real estate or commodities or commodity contracts except the Fund may purchase readily marketable securities of companies holding real estate or interests therein and interest rate futures contracts, stock index futures contracts, and put and call options on interest rate futures contracts;

(6)	purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions;

(7)	purchase the securities of any issuer if as a result more than 5% of the value of the total assets of the Fund would be invested in the securities of such issuer, except that this 5% limitation does not apply to U.S. government securities and except that up to 25% of the value of the Fund’s total assets may be invested without regard to this 5% limitation; and

(8)	Acquire more than 10% of the outstanding voting securities of any issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to this limitation; and

(9)	make loans except through loans of portfolio securities (in an amount not to exceed 33 1/3% of the Fund’s total assets, including the loan collateral), entry into repurchase agreements, acquisitions of securities consistent with its objectives and policies and as otherwise permitted by the Investment Company Act.

As a matter of operating policy with respect to investing for control of portfolio companies, the Fund does not invest for the purpose of exercising control. While the Fund has no current intention of investing in companies for the purposes of obtaining or exercising control, the Fund may do so upon the approval of the Board of Trustees.

The Fund may not change its policy of investing at least 80% of its net assets in medium capitalization companies without shareholder approval or 60 days notice to shareholders.

The Fund has reserved the right to purchase and write interest rate futures contracts and put and call options on interest rate futures contracts. The Fund does not intend to use these techniques for the foreseeable future and shareholders will be given notice should the Fund determine that they will be used. The Fund will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding. The Fund will not invest in restricted securities, if such securities together with other illiquid securities, would constitute more than 15% of its net assets, unless the Board of Trustees has determined that such securities are liquid.

PORTFOLIO TRANSACTIONS AND BROKERAGE

PORTFOLIO TURNOVER RATE. While the Fund generally does not expect to engage in trading for short term gains, it will effect portfolio transactions without regard to holding period if, in Fund management’s judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. The portfolio turnover rate is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of U.S. government securities and all other securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. A high rate of portfolio turnover may result in certain tax consequences, such as increased capital gain dividends and/or ordinary income dividends and in correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Fund.

BROKERAGE ALLOCATION. Subject to the overall supervision of the officers of the Trust, its Trustees, and the Adviser, the Sub-Adviser will place all orders for the purchase and sale of the Fund’s investment securities. In general, in

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the purchase and sale of investment securities, the Sub-Adviser will seek to obtain prompt and reliable execution of orders at the most favorable prices or yields. In determining best price and execution, the Sub-Adviser may take into account a dealer’s operational and financial capabilities, the type of transaction involved, the dealer’s general relationship with the Fund’s Sub-Adviser, and any statistical or research services provided by the dealer. To the extent such non-price factors are taken into account, the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined in good faith by the Fund’s Sub-Adviser. Brokers or dealers who execute investment securities transactions for the Fund may also sell its shares; however, any such sales will not be a factor in the selection of brokers or dealers. Subject to procedures adopted by, and the supervision of, the Trustees, the Sub-Adviser is authorized to place portfolio transactions with brokers or dealers affiliated with it provided the commission or fee charged is comparable to that charged by non-affiliated brokers or dealers on comparable transactions involving similar securities being purchased or sold during a comparable period of time on a securities exchange. Any such transactions will be in accordance with the Investment Company Act.

When transactions are made in the OTC market, the Fund deals with the primary market makers unless more favorable prices are otherwise obtainable.

MANAGEMENT OF THE TRUST

The Board of Trustees is responsible for the management and supervision of the Fund. The Trustees approve all material agreements between the Fund and the Fund’s service providers.

The Board of Trustees has an Audit Committee, a Nominating Committee and a Valuation Committee. The Audit Committee consists of all of the Trustees who are not “interested persons” of the Fund as defined in the Investment Company Act (the “non-interested Trustees”). The Audit Committee reviews the Fund’s compliance procedures and practices, oversees its accounting and financial reporting policies and practices and oversees the quality and objectivity of its financial statements and the independent audit thereof. The Audit Committee members receive an annual committee fee of $2,000. William J. Montgoris, a member of the Audit Committee, has been determined to meet the qualifications of an audit committee financial expert. The Nominating Committee, also comprised of all of the non-interested Trustees, evaluates the qualifications of candidates and nominates individuals to serve as non-interested Trustees when required. The Nominating Committee does not consider nominees recommended by shareholders. The Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be a non-interested Trustee, oversees the Fund’s valuation procedures. The Audit Committee met twice and the Nominating Committee and the Valuation Committee did not meet during the fiscal year ended May 31, 2004.

Biographical Information. Biographical information relating to the non-interested Trustees, the Officers of the Fund and the Trustees who are “interested persons” of the Fund, as defined in the Investment Company Act (the “interested Trustee”), is set forth below. The Trustees and the Officers of the Fund oversee seven registered investment companies, with 33 portfolios, in the Reserve/Hallmark fund family. None of the Trustees or Officers hold public directorships outside of the Reserve/Hallmark fund family, except Fr. Harrington, who has been a Director of The Bear Stearns Companies, Inc. (financial services company/broker-dealer) since 1993, and Patrick Foye, who has been a Director of the Philadelphia Trust Company (financial services company) since 2002.

INTERESTED TRUSTEES

Name, Address, Age	Positions With the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years

BRUCE R. BENT†* Age: 67 Hallmark Funds 1250 Broadway New York, NY 10001	Chairman, Chief Executive Officer and Trustee	Chairman and Chief Executive Officer since 2000 Trustee since 1994	President of Reserve Management Company, Inc. (“RMCI”), Director and Chairman/Chief Executive Officer of Reserve Management Corporation (“RMC”) and Chairman and Director of Resrv Partners, Inc. (“RESRV”) since 200; Chairman and Director of Reserve International Liquidity Fund (USD) Ltd. since 1990.

Co-founder of The Reserve Fund (“RF”) in 1970; officer thereof since 1970.

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Name, Address, Age	Positions With the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years

BRUCE R. BENT II† Age: 38 Hallmark Funds 1250 Broadway New York, NY 10001	President, Assistant Treasurer and Trustee	President and Assistant Treasurer since 2000 Trustee since 2004	Senior Vice President, Secretary and Assistant Treasurer of RMCI, Senior Vice President, Secretary and Assistant Treasurer of RMC, and Secretary and Director of RESRV since 2000; Trustee of RF, the Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, and the Hallmark Equity Series Trust from 1999 to 2001; Vice President of RMC, RMCI and RESRV from 1992 to 2000.

NON-INTERESTED TRUSTEES

Name, Address, Age	Positions With the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years

JOSEPH D. DONNELLEY Age: 57 5 Beacon Boulevard Sea Girt, NJ 08750	Trustee	Since 2004	Retired; Managing Director and General Counsel to the Pershing Division of Donaldson, Lufkin and Jenrette Securities Corporation from 1976 to 2002; Director of Compliance for Donaldson, Lufkin and Jenrette from 1976 to 1982; Member of Pershing Executive Committee from 1986 to present) Co-chair of Pershing Credit Policy Committee from 1986 to 2002

EDWIN EHLERT, JR. Age: 73 2517 Highway #35, Bldg. J Manasquan, NJ 08736	Trustee	Since 1970	Retired. President, Premier Resources, Inc. (meeting management firm) since 1987.

PATRICK J. FOYE Age: 47 819 Grand Blvd Deer Park, NY 11729	Trustee	Since 2001	President and CEO, United Way of Long Island, since February 2004; Chairman, New York Public Asset Fund (state agency), since 2002; Deputy Chairman, Long Island Power Authority (public utility) since 1995; Executive Vice President of Apartment Investment and Management Company (real estate investments) May 1998 to February 2004; Partner, Skadden, Arps Slate Meagher & Flom (law firm) from 1989 to 1998.

DONALD J. HARRINGTON Age: 58 c/o St. John’s University 8000 Utopia Parkway Jamaica, NY 11439	Trustee	Since 1994	President of St. John’s University, New York since 1989.

WILLIAM J. MONTGORIS Age: 57 286 Gregory Road Franklin Lakes, NJ 07417	Trustee	Since 1999	Retired since 1999;. Chief Operating Officer of The Bear Stearns Companies, Inc. from 1979 to 1999.

FRANK J. STALZER Age:47 5 Meadowridge Drive New Fairfield, CT 06812	Trustee	Since 2004	Vice President and General Manager of Arrow/Zeus since 2004; Vice President of Marketing for Arrow/Zeus from 2002 to 2004; Vice President of Sales for Arrow/Zeus from 2000 to 2002; Regional Vice President of Arrow/Richey from 1999 to 2000; Regional Director-East of Richey Electronics from 1996 to 1999

WILLIAM E. VIKLUND Age: 63 110 Grist Mill Lane Plandome Manor, NY 11030	Trustee	Since 1999	Retired since 1996; President and COO of Long Island Bankcorp from 1980 to 1996.

OFFICERS WHO ARE NOT TRUSTEES

Name, Address, Age	Positions With the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years

ARTHUR T. BENT III† Age: 36 Hallmark Funds 1250 Broadway New York, NY 10001	Chief Operating Officer/Treasurer, Senior Vice President and Assistant Secretary	Since 2000	Chief Operating Officer/Treasurer, Senior Vice President and Assistant Secretary of RMCI, President, Treasurer and Assistant Secretary of RMC, and, Treasurer and Director of RESRV since 2000; Vice President RMC, RMCI and RESRV from 1997 to 2000.

DANIEL F. BARRY Age: 57 Hallmark Funds 1250 Broadway New York, NY 10001	Controller	Since 2004	Vice President, Fund Accounting and Administration Services, The Bank of New York, from 2000 to 2004; Senior Vice President and member of the Board of Trustees, Daiwa Securities Trust Company from 1990 to 2000.

AMY W. BIZAR Age: 59 Hallmark Funds 1250 Broadway New York, NY 10001	Secretary	Since 2003	Vice President and Senior Counsel, Banking and Regulatory Affairs, GE Consumer Finance - Americas, from 1998 to 2003.

*	Mr. Bruce Bent and Mr. Bruce Bent II are “interested persons” of the Fund as defined in Section 2(a) (19) of the Investment Company Act due to their positions with RMC, RMCI and RESRV.
**	Each Trustee shall hold office until he resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the non-interested Trustees. Trustees need not be Shareholders. Officers hold their positions with the Trust until a successor has been duly elected and qualified.
†	Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

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Trustee Share Ownership. As of December 31, 2003, the Trustees were the beneficial owners of the equity securities of the Fund, and of all the Funds and Trusts in the Reserve/Hallmark family of funds overseen by each Trustee (the “Supervised Funds”), as indicated below:

Name*	Aggregate Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Supervised Funds

Interested Trustees:
Bruce R. Bent	None	Over $100,000
Bruce R. Bent II	None	Over $100,000
Non-Interested Trustees:
Edwin Ehlert, Jr.	None	$1-$10,000
Patrick J. Foye	None	Over $100,000
Rev. Donald J. Harrington	None	$10,000-$50,000
William J. Montgoris	None	$50,000-$100,000
William E. Viklund	None	$1-$10,000

*Joseph Donnelly and Frank Stalzer became Trustees of the Trust in September, 2004.

As of December 31, 2003 neither the non-interested Trustees nor any of their immediate family members owned beneficially or of record any securities of the Adviser, Resrv Partners, Inc. (“Resrv” or the “Distributor”) or an entity controlling, controlled by or under common control with the Adviser or the Distributor. As of October 31, 2004, the Officers and Trustees did not own any shares of any Class of the Fund.

Compensation of Trustees. The non-interested Trustees are paid a fee of $3,500 for each Board meeting that they attend in person, a fee of $1,000 for each joint telephonic meeting that they participate in, an annual fee of $24,000 for service to all of the trusts in the Reserve/Hallmark fund complex and reimbursement for any out-of-pocket expenses of attending meetings. Messrs. Ehlert, Foye, Harrington, Montgoris, and Viklund are also members of the Audit Committee of the Trust. The Audit Committee members will receive an annual committee fee of $2,000. These fees and expenses are allocated among the funds in the Reserve/Hallmark fund complex on the basis of each fund’s relative net assets. The Trustees do not receive any pension or retirement benefits.

As of the date of this registration statement, the Fund had not commenced operations, the Trustees and Officers did not own any shares of the Fund and the Fund had not paid any compensation to the Trustees. For the year ended December 31, 2003, the Trustees receive the following compensation from the Trust and from all of the Trusts in the Hallmark/Reserve fund complex:

Name of Trustee*	Compensation from the Trust	Compensation from all Reserve/Hallmark Trusts**

Edwin Ehlert, Jr.	$900	$40,000

Patrick J. Foye	$900	$40,000

Rev. Donald J. Harrington	$900	$40,000

William J. Montgoris	$900	$40,000

William E. Viklund	$900	$40,000

*	Joseph Donnelly and Frank Stalzer became Trustees of the Trust in September, 2004.
**	Each Trustee serves on the Board of seven registered investment companies, which encompass a total of 33 funds.

Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or Officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Code of Ethics. The Trust, its Adviser and Resrv have adopted a Code of Ethics (the “Code”), conforming to the requirements of the Investment Company Act. The purpose of the Code is to establish guidelines and procedures to

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identify and prevent persons who may have knowledge of the Trust’s investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest. Additionally, federal securities laws require advisers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information. Therefore, the Trust has developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries. Under the Code, an Access Person may only engage in personal securities transactions in accordance with the procedures and guidelines established. The Code does not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers’acceptances, bank certificates of deposit, commercial paper or municipal bonds.

Proxy Voting Policies. The Trustees have voted on behalf of the Trust to delegate proxy voting to RMCI. In accordance with the requirements of Rule 206(4)-6 under the Investment Company Act, RMCI, as investment adviser to the Trust, has adopted and implemented the following proxy voting policy with respect to those series of the Trust for which a sub-adviser is vested with discretionary investment management authority. RMCI believes that these procedures ensure that proxies are voted in the best interest of the Fund and its shareholders, in accordance with its fiduciary duties and applicable rules.

Each sub-adviser shall be primarily responsible for determining how to vote proxies in respect to companies in which the respective series invests and for the ongoing review and evaluation of its own proxy voting policy and corresponding compliance with the requirements of Rules 206(4)-6 and 204-2(c)(2). RMCI will receive periodic reports from each sub-adviser to ensure that they have adopted and implemented a proxy voting policy and to acknowledge any mitigating circumstances or conflicts of interest.

RMCI’s proxy voting policies and procedures, as well as information about how a particular proxy was voted, are available upon request. Please contact The Hallmark Funds, 1250 Broadway, New York, NY 10001-3701, attn: Client Services, or call 888-823-2867 to request a copy.

INVESTMENT MANAGEMENT, DISTRIBUTION
AND SERVICE AGREEMENTS

INVESTMENT MANAGEMENT AGREEMENT. RMCI, 1250 Broadway, New York, NY 10001-3701, a registered investment adviser, manages the Trust and provides it with investment advice. Under an Investment Management Agreement, the Adviser manages the Trust, is responsible for the day-to-day oversight of the Trust’s operations and otherwise administers the affairs of the Trust as it deems advisable subject to the overall control and direction of the Trustees and the investment policies and limitations of the Trust.

RMCI has been granted an exemptive order by the SEC to appoint, dismiss and replace sub-advisers and amend the subadvisory agreements, subject to the approval of the Trustees, without obtaining shareholder approval.

In approving the Fund’s Investment Management Agreement, the Trustees, including the non-interested Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services to be provided and any additional benefits to be received by RMCI or its affiliates in connection with providing services to the Fund. Since the Fund has not yet commenced operations, it has no performance or expense history. However, the Trustees compared the fees to be charged to those of similar funds or clients for comparable services, and analyzed the expenses expected to be incurred by the Fund and by RMCI with respect to the Fund. After requesting and reviewing such information as they deemed necessary, the Trustees, including all of the non-interested Trustees, concluded that the Investment Management Agreement will be in the best interests of the Fund and any future shareholders. The non-interested Trustees were advised by legal counsel throughout the process.

Pursuant to the Investment Management Agreement, the Fund will pay RMCI a comprehensive management fee for its services. The comprehensive management fee will be paid based on the average daily net assets of the Fund at the following annual rates:

COMPREHENSIVE MANAGEMENT FEE

	CLASS R	CLASS I
Hallmark Mid-Cap Growth Fund	1.25%	1.00%

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The comprehensive management fee includes the investment advisory fee (equal to 0.50% of average daily net assets), and all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of administrative and customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, government imposed fees and expenses, including, but not limited to, federal and state registration fees, and the fees and expenses of the non-interested Trustees, for which it pays its direct or allocated share.

The Investment Management Agreement is subject to annual review and must be approved at least annually by a vote of a majority of the Trustees, including a majority of those who are not “interested persons” as defined in the Investment Company Act, cast in person at a meeting called for the purpose of voting on such renewal. The Agreement terminates automatically upon its assignment and may be terminated without penalty upon sixty (60) days written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of the Fund or by the Adviser.

SUB-INVESTMENT MANAGEMENT AGREEMENT. The Adviser and the Trust have entered into Sub-Investment Management Agreement (the “Sub-Advisory Agreement”) with Segall Bryant & Hamill the Fund’s sub-adviser (the “Sub-Adviser”). The Sub-Adviser is a registered investment adviser. Pursuant to the Sub-Advisory Agreement, the Adviser will pay the Sub-Adviser, at the end of each calendar quarter, a fee equal to 0.30% (30 basis points) of the average daily net assets of the Fund, on an annual basis. The Sub-Adviser may be paid an additional $100,000 annually if the Fund’s assets exceed $40 million, limited to a total of $300,000.

The Sub-Advisory Agreement is subject to annual review and approval by the Trustees, including a majority of those who are not “interested persons” as defined in the Investment Company Act, cast in person at a meeting called for purpose of voting on such renewal. The Sub-Advisory Agreement automatically terminates upon its assignment and may be terminated without penalty upon sixty (60) days written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of the Fund or by the Sub-Adviser.

DISTRIBUTION AGREEMENT. Pursuant to a Distribution Agreement, RESRV, 1250 Broadway, New York, NY 10001-3701, serves as distributor of the shares of the Trust. RESRV is a “principal underwriter” for the Trust within the meaning of the Investment Company Act, and as such acts as agent in arranging for the continuous offering of Fund shares. RESRV has the right to enter into dealer agreements with brokers or other persons of its choice for the sale of Fund shares. RESRV’s principal business is the distribution of shares of mutual funds and it has retained no underwriting commissions from the Trust, or from any series thereof, during the last three fiscal years.

PLAN OF DISTRIBUTION. The Trust maintains a Plan of Distribution (“Plan”) under Rule 12b-1 of the Investment Company Act. Pursuant to the Plan, the Distributor or its affiliates may make payments (“assistance payments”) to brokers, financial institutions and financial intermediaries (“Intermediaries”) in respect to the Fund’s Class R shareholder accounts (“qualified accounts”) to which the Intermediaries have rendered distribution assistance or other services. The Distributor may also retain amounts to pay for advertising and marketing expenses. Assistance payments by the Distributor are made to Intermediaries at an annual rate of 0.25% of the average daily net asset value (“NAV”) of each Intermediary’s qualified accounts. The Class I shares of the Fund do not participate in the Plan.

Under the Plan, the Trust’s officers will report quarterly the amounts and purposes of assistance payments to the Trustees. During the continuance of the Plan the selection and nomination of the non-interested Trustees of the Trust are at the discretion of the non-interested Trustees currently in office. The Trustees have determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders and that its costs are primarily intended to result in the sale of the Fund’s shares.

The Fund has not commenced operations, therefore no payments have been made under the Plan.

APPROVAL OF DISTRIBUTION ARRANGEMENTS. The Distribution Plan and the Distribution Agreement may be renewed from year to year, if approved by the Trustees and by a majority of the non-interested Trustees who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for the purpose of voting on such renewal. All material amendments to the Distribution Plan must be approved by a vote of the Trustees and of the non-interested Trustees, cast in person at a meeting called for the purpose of such vote. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. The Distribution Plan and Distribution Agreement may be terminated at any time by a vote of the majority of the

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outstanding voting securities of the respective Fund, or by a vote of the non-interested Trustees. The Distribution Agreement will terminate automatically in the event of its assignment.

CUSTODIAN. J.P. Morgan Chase & Co., 4 New York Plaza, New York, NY 10004 is Custodian of the assets of the Trust pursuant to a Custodian Agreement. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Audit Committee has selected PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017 (“PwC”) as the Trust’s independent registered public accounting firm. The Fund has not yet commenced operations and has no assets. PwC has performed no services to the Fund and no financial statements have been prepared as of the date of this registration statement.

INFORMATION ABOUT THE TRUST

The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest without a stated par value, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. If they deem it advisable in the best interests of shareholders, the Trustees of the Trust may classify or reclassify any unissued shares of the Trust by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption of the stock. Any changes would be required to comply with any applicable state and federal securities laws. These currently require that each series and class be preferred over all other series in respect of assets specifically allocated to such series and classes. It is anticipated that under most circumstances, the rights of any additional series or class would be comparable unless otherwise required to respond to the particular situation. Upon liquidation of the Trust, shareholders are entitled to share proportionately in the net assets of their respective series and class of the Trust available for distribution to such shareholders. No changes can be made to the Trust’s issued shares without shareholder approval.

The Fund’s shares when issued, will be fully paid, non-assessable and fully transferable or redeemable at the shareholder’s option. Each share has an equal interest in the net assets of its class, equal rights to all dividends and other distributions from its class. Each shareholder of the Fund shall be entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share) per share of the Fund or class thereof, on any matter on which such shareholder is entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote. This means that the voting power of shareholders is allocated in proportion to the value of each shareholder’s investment rather than with the number of shares held. Shares of separate classes vote together for the election of Trustees and have noncumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Trustees.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

SEC regulations provide that if a series is separately affected by a matter requiring a vote, each such class votes separately. Each class will vote separately on such matters as amendment of the Investment Management Agreement or material amendments to the Plan, which requires approval by a majority of the effected shareholders, as defined in the Investment Company Act.

HOW TO BUY AND SELL SHARES

CALCULATION OF NET ASSET VALUE. As indicated in the Prospectus, the net asset value per share of the Fund is determined as of the close of business on the New York Stock Exchange (“NYSE”) based on prices at the time of closing on each day that the NYSE is open for business. The NYSE is not open on: New Year’s Day, Presidents’ Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and, generally, on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday.

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Generally, the NAV is not calculated and purchase and redemption orders are not accepted on these holidays or on other days that the NYSE is closed. However, the NAV may be calculated and purchase and redemption orders accepted on any such day if the Adviser determines it is in the shareholders’ interest to do so. Your order will be priced at the next NAV calculated after your order is received by the Fund or by an authorized Intermediary who has a sales agreement with RESRV, the Fund’s distributor. No purchase of shares will be modified or cancelled after the cut-off time set for calculating the Fund’s NAV.

VALUATION OF PORTFOLIO SECURITIES. Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the last bid and asked prices; bid price is used when no asked price is available. However, in the case of open short positions, the asked price is used for valuation purposes. Market quotations for foreign securities in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees under procedures established by the Board. The Fund uses pricing services to determine market value.

PURCHASE OF SHARES. Shares of the Fund are offered on a continuous basis and may be purchased by contacting the Fund, RESRV or dealers who have selling agreements with RESRV.

The minimum initial investment for Class R shares is $1,000 and $250 for IRA accounts. The minimum subsequent investment is $100. The minimum initial investment for Class I shares is $250,000 and the minimum subsequent investment is $100. The Fund reserves the right, with respect to any person or class of persons, under certain circumstances to waive or lower investment minimums. Additionally, the Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund.

Purchase orders will be confirmed at the public offering price calculated after receipt by the Fund or Intermediaries (who promptly transmit order to the Fund) of payment. It will be the responsibility of authorized dealers to properly and promptly transmit orders to the Fund. Orders received by the Fund or the Intermediaries after 4:00 PM Eastern Time will be priced at the public offering price in effect on the next business day.

Payment for Shares. All share purchases must be paid for in U.S. dollars. Foreign or travelers checks, cash, money orders, credit cards, credit card convenience checks, “starter” checks, or post-dated checks will not be accepted. In addition, in order to protect the Fund from check fraud, the Fund will not accept checks payable to third parties. An initial direct purchase must be accompanied by an Account Application. The Fund is required by law to verify your identity. If the required information is not provided on your Account Application or cannot be verified, the Fund may not be able to open an account or may close an account at any time. All payments for share purchases must be made by one of the two methods noted below:

•	By check – You may purchase shares with a check drawn on a U.S. bank, payable to the Fund or payable to and endorsed by the accountholder. You must include your account number (or Taxpayer Identification Number) on your check. A fee (currently $15) will be imposed if any check does not clear and, in addition, the investor will be liable for any loss the Fund incurs due to the returned check. Checks may be mailed or delivered to Hallmark, 1250 Broadway, 32nd Floor, New York, NY 10001.
•	By Federal wire – Call the Fund at 888-823-2867, between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day, or contact the firm from which you received this Prospectus, for specific instructions for purchasing shares by wire transfer. Wire transfers will not be accepted for purchases at the day’s NAV if your purchase order is not received before the Fund’s cut-off time for purchases.

Checks and wires which do not correctly identify the account to be credited may be returned or may delay the purchase of shares.

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If shares purchased are to be paid for by wire and the wire is not received by the Fund or if shares are purchased by check, which, after deposit, is returned unpaid or proves uncollectible, the purchase will be canceled. The investor who gave notice of the intended wire or submitted the check will be held fully responsible for any losses incurred by the Fund, the Adviser or the Distributor. The Fund may redeem shares from any account registered in that purchaser’s name and apply the proceeds therefrom to the payment of any amounts due the Fund, the Adviser or the Distributor.

Investments Through Intermediaries. Investments may also be made through Intermediaries that may be subject to different policies and fees than those described here. Such investments may involve the Intermediary’s own redemption minimums, services fees, and other redemption requirements. Intermediaries may provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Some Intermediaries may establish higher minimum investment requirements than those set forth above. Some Intermediaries may charge additional fees for their services, which would reduce their clients’ yield or return. In addition, certain privileges with respect to the purchase and redemption of shares, or the reinvestment of dividends, may not be available through such Intermediaries or may only be available subject to certain conditions or limitations. Intermediaries may also hold shares in nominee or “street name” on behalf of their clients. In such instances, the Trust will have no information about each individual account. Most Intermediaries receive payments under the Fund’s Distribution (12b-1) Plan for recordkeeping and other services and assistance in distributing Fund shares. Intermediaries are responsible for the prompt transmission of purchase and redemption orders. Some Intermediaries may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, changes of registration and dividend-payees and may perform functions such as generation of confirmations and periodic statements and disbursement of cash dividends. You should consult a representative of the Intermediary for more information. The Fund’s Prospectus and SAI should be read in connection with materials from such Intermediary regarding its fees and services.

Purchasing Shares with Securities. Subject to the approval of the Trust, shares of the Fund may be purchased with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if the Fund intends to retain the security in the Fund as an investment. Assets purchased by the Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

Share Certificates. Share certificates are not issued by the Fund.

Joint Ownership. When an account is registered in the name of one person or another, for example a husband or wife, either person is entitled to redeem shares in the account. The Trust assumes no responsibility to either owner for actions taken by the other with respect to an account so registered. The Application provides that persons who register their account indemnify and hold the Trust harmless for actions taken by either party.

Anti-Money Laundering Requirements. The Fund is subject to the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism (USA PATRIOT ACT) Act of 2001 (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. The Fund the reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also the reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

Redemption of Shares

You may redeem your shares on each day that the Fund’s NAV is calculated. Redemption requests must be received by the Fund by the cutoff time on such days in order to be effective at that day’s NAV. Generally, the NAV is not calculated and redemption orders are not accepted on days that the NYSE is closed. However, the NAV may be calculated and redemption orders accepted on any such day if RMCI determines it is in the shareholders’ interest to do so. Shares will be redeemed at the next NAV determined after a proper redemption request, by telephone or in writing,

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is received by the Fund. Redemption requests received after the cut-off time for the calculation of the Fund’s NAV on any day will be redeemed at the NAV calculated on the next business day.

Redemption proceeds can be paid by check or wire transfer. When redeeming recently purchased shares, please be aware that, if the Fund has not yet collected payment for the shares you are selling, it will delay sending the proceeds until it has collected payment (usually not more than ten business days). The Fund assumes no responsibility for delays in the receipt of wired or mailed funds. The Fund may suspend the redemption of shares for over seven days if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.

Minimum Balance Requirement. Because of the expenses of maintaining shareholder accounts, if your Class R account, other than an Individual Retirement Account (IRA), has an average monthly account balance of less than $1,000 and there has been no shareholder activity in the account for the past 12 months, the Fund may, after 30 days notice, charge a monthly low balance fee (currently $15) or may redeem your shares and close the account. No account will be charged a fee or closed if the decline in balance is due to a decrease in share price. Some Intermediaries may establish different minimum balances and fee amounts.

The Fund assumes no responsibility for delays in the receipt of wired or mailed funds.

Early Redemption Fee. The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 15 days of purchase. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund. The redemption fee is imposed to the extent that the number of Fund shares redeemed within 15 days exceeds the number of Fund shares that have been held for more than 15 days. For redemptions of Fund shares acquired by exchange, your holding period for the shares exchanged will not be tacked on to the holding period for the Fund shares acquired in determining whether to apply the redemption fee. The redemption fee will not apply in the following circumstances:

•	Redemptions resulting from death or disability;
•	Redemptions through an Automatic Transfer Plan;
•	Redemptions of shares purchased through an Automatic Asset-Builder Plan;
•	Redemptions of shares acquired through dividend reinvestment; and
•	Redemptions of shares held in certain omnibus accounts, including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended.

Redemptions in Kind. Redemption payments will normally be made by check or wire transfer, but the Fund is authorized to make payment for redemptions partly or wholly by delivery of investment securities valued at the same aggregate net asset value as the shares being redeemed (“redemptions in kind”). The Fund has elected to reserve the right to make redemptions in kind to the extent that a shareholder’s redemptions in any 90-day period exceed the lesser of $250,000 or 1% of the net assets of the Fund. The election is irrevocable pursuant to rules and regulations under the Investment Company Act unless withdrawal is permitted by order of the SEC. In disposing of such securities received in such a redemption, a shareholder might incur transaction costs and on the date of disposition might receive an amount less than the NAV of the Fund on the redemption date.

Written Requests. Redemption instructions and options should be specified when your account is opened. Certain subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. You may redeem shares by a letter of instruction which includes: the name(s) and signature(s) of all accountholders, signature(s) guaranteed, if necessary, your account number, the Fund name, the dollar amount of shares you want to redeem, and how and where to send the proceeds. If you are redeeming an IRA, please note the applicable withholding requirements.

Signature Guarantees. To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

•	the redemption is for more than $10,000 and the redemption proceeds are not being sent to the shareholder’s designated bank or brokerage account; or
•	the account address has been changed within the past 30 days; or
•	the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Guarantees must be signed by an authorized signatory of the guarantor and “Signature Guaranteed” must appear with the signature. Notaries cannot provide signature guarantees. The Fund may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call 888-823-2867.

Telephone Requests. You also may redeem shares by calling the Fund at 888-823-2867. Unless you have not signed up for telephone privileges and the Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor’s telephone

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instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Intermediary through which shares of the Fund were purchased or, if purchased directly from the Fund, it is necessary to send a written request to the Fund with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if they reasonably believe that the instructions are not genuine or if there appear to be other irregularities regarding the request.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the NYSE is closed, or (b) when the SEC has determined that trading on the NYSE is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by the Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit.

If shares of the Fund are purchased by check or Hallmark Automatic Transfer, the Fund will delay transmittal of redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to ten (10) business days (but not more than 15 calendar days from the date of purchase).

Shareholder checks written against funds that are not yet considered collected may be returned and a fee charged against the account. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two (2) business days after the purchase.

Any shareholder may request redemptions by wire or by check. A service fee of $2 may be charged on redemption checks for less than $100 and a wire redemption service fee of $10 may be charged for redemptions of less than $10,000. Service fees may be changed at any time and may be reduced or waived under certain conditions.

SHAREHOLDER SERVICES

Exchange Privilege. Shareholders may exchange Fund shares for shares of the same class of other Hallmark funds, and for Class R shares of Reserve money market funds, on any day when the Fund’s NAV is calculated. Exchange requests must be received by the Fund’s cutoff time in order be effected at the two funds’ respective NAVs on that day. Exchange requests received after the cutoff time of either fund will be effected on the next day on which the Fund’s NAV is calculated.

Exchanges are available by telephone if you completed the “Redemptions and Exchanges by Telephone” information on your account application and marked to box to authorize telephone exchanges. Unless such authorization is withheld, the Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Fund may also require the use of a password or other form of personal identification. In addition, the Fund will provide written confirmation of exchange transactions. A Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

Exchanges of the shares of one fund for the shares of another fund is a taxable event and may result in a gain or loss for Federal income tax purposes. The exchange privilege may not be available to clients of some Intermediaries and some Intermediaries may impose additional or different conditions on exchanges by their clients. The exchange privilege may be modified or terminated at any time.

Individual retirement accounts. Investors may use the Fund as an investment for an Individual Retirement Account (IRA). For more information call 888-823-2867 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit the “Form Library” in the “Literature Center” on our website, www.Hallmarkfunds.com, for an IRA account application.

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Hallmark Automatic Asset-Builder Plan.SM You may make automatic purchases of Class R shares of the Fund by having a fixed dollar amount ($25 minimum) transferred into your Hallmark account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans’ benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Hallmark account. Please call the Fund at 888-823-2867 or visit the “Form Library” in the “Literature Center” on our website, www.Hallmarkfunds.com, for an Automatic Asset-Builder Plan application.

Hallmark Automatic Transfer Plan.SM If you have an account with a balance of at least $5,000, and you have submitted an Automatic Transfer Plan application to the Fund, you may make automatic transfers, without charge, from your Fund account to the eligible checking, NOW or bank money-market deposit account that you designate in the application (your “deposit account”). You may elect to have accumulated dividends or distributions from the Fund transferred to your deposit account on a monthly basis or to have a fixed dollar amount of Fund shares redeemed and the proceeds transferred to your deposit account on a monthly, quarterly or annual basis. These transfers must be for a minimum of $25 whether from redemptions or from reinvested dividends or distributions. You may also have amounts transferred to your deposit account from telephone redemptions of $100 and over. To be eligible for these services, your deposit account must be held at an Automated Clearing House (ACH) member bank. For more information call 888-823-2867 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit the “Form Library” in the “Literature Center” on our website, www.Hallmarkfunds.com, for an Automatic Transfer Plan application. Changes to any plan elections must be in writing with signature(s) guaranteed. The Fund may impose a charge, modify or terminate any Automatic Transfer Plan at any time, after notice to the participant. The Automatic Transfer Plan may not be available to clients of some Intermediaries or may be subject to additional or other conditions or limitations.

Shareholder Communications. Shareholders will receive an Annual Report containing audited financial statements and an unaudited Semi-Annual Report. Duplicate shareholder communications, such as the Prospectus, Annual Report, and Semi-Annual Report will not be sent to related accounts at a common address, unless instructed to the contrary by you. An account statement is sent to each shareholder at least quarterly. Shareholders who are clients of some Intermediaries will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. Shareholders have a duty to examine their account statement(s) and report any discrepancies to the Hallmark Fund immediately by calling, toll free, 888-823-2867. Failure to do so could result in the shareholder suffering a loss. Further, shareholders are advised to retain account statements.

Hallmark OnLine Access.SM You may access current price information and other information through On-Line Access at www.Hallmarkfunds.com. You must call Hallmark at 888-823-2867 to activate On-Line Access.

Shareholder Service Policies. The Fund’s policies concerning the shareholder services are subject to change from time to time. The Fund reserves the right to increase its minimum initial investment amount and to change the minimum account size subject to a Low Balance Fee or involuntary redemption. The Fund further reserves the right to impose service charges for other special services provided to individual shareholders including, but not limited to, fees for returned checks, stop payment orders on checks, and special research services. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

Inquiries. Shareholders should direct their inquiries to the firm from which they received this Prospectus or to the Hallmark Funds, 1250 Broadway, New York, NY 10001-3701 or 888-823-2867.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund intends to qualify for the special tax treatment afforded to regulated investment companies (“RICs”) under the Code as long as such qualification is in the interest of shareholders. As long as the Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders. The Fund intends to distribute substantially all of such income and gains. If, in any taxable year, the Fund fails to qualify as a RIC under the Code, it would be taxed in the same manner as an ordinary corporation and all distributions from earnings and profits (as determined under U.S. Federal income tax principles) to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders and the dividends-received deduction for corporate shareholders.

The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general on an October 31 year end, plus certain undistributed amounts from the previous years. While the Fund intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund’s taxable income and capital gains will be distributed to achieve this objective. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gains over net long term capital losses (together referred to as “ordinary income dividends”) are taxable to shareholders as ordinary income. Distributions made from an excess of net long term capital gains over net short term capital losses (including gains or losses from certain transactions in futures and options) (“capital gain dividends”) are taxable to shareholders as long term capital gains, regardless of the length of time the shareholder has owned Fund shares. Recently enacted legislation reduces the tax rate on certain dividend income and long-term capital gain applicable to non-corporate shareholders for taxable years ending in or prior to 2008. Distributions comprised of dividends from domestic corporations and certain foreign corporations (generally, corporations incorporated in a possession of the United States, some corporations eligible for treaty benefits under a treaty with the United States and corporations whose stock is readily tradable on an established securities market in the United States) are treated as “qualified dividend income” eligible for taxation at a maximum tax rate of 15% in the hands of non-corporate shareholders. A certain portion of the Fund’s dividends when paid by a RIC to non-corporate shareholders may be eligible for treatment as qualified dividend income. In order for dividends paid by the Fund to be qualified dividend income, the Fund must meet holding period and certain other requirements with respect to the dividend-paying stocks in its portfolio and the non-corporate shareholder must meet holding period and certain other requirements with respect to the Fund’s shares. To the extent that the Fund engages in securities lending with respect to stock paying qualified dividend income, it may be limited in its ability to pay qualified dividend income to its shareholders.

Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such shareholder (assuming the shares are held as a capital asset). Generally not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amount of any capital gain dividends, qualified dividend income taxable at the maximum 15% rate as well as dividends eligible for the dividends received deduction.

Ordinary income and capital gain dividends are taxable to shareholders even if they are reinvested in additional shares of the Fund. A portion of the Fund’s ordinary income dividends attributable to the dividends received from domestic corporations will be eligible for the dividends received deduction allowed to corporations under the Code, if certain requirements are met. To the extent that the Fund’s dividends are attributable to dividends received from foreign corporations, payments on certain types of preferred stock and other distributions ineligible for the deduction, they will not qualify for the dividends received deduction. The Fund will allocate any dividends eligible for the dividends received deduction as well as any qualified dividend income eligible for taxation at the maximum 15% rate, among each class of the Fund’s shares according to a method (which it believes is consistent with the Commission rule permitting the issuance and sale of multiple classes of stock) that is based on the gross income allocable to shareholders of each class of stock during the taxable year, or such other method as the Internal Revenue Service may prescribe. If the Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which the dividend was declared.

If a shareholder exercises an exchange privilege within 90 days of acquiring Fund shares, then the loss that the shareholder recognizes on the exchange will be reduced (or the gain increased) to the extent any sales charge paid on the exchanged shares reduces any sales charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

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A loss realized on a sale or exchange of shares of the Fund will be disallowed if such shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

The Fund may invest in zero coupon U.S. Treasury bonds and other debt securities that are issued at a discount or provide for deferred interest. Even though the Fund receives no actual interest payments on these securities, it will be deemed to receive income equal, generally, to a portion of the excess of the face value of the securities over their issue price (“original issue discount”) each year that the securities are held. Since the original issue discount income earned by the Fund in a taxable year may not be represented by cash income, it may have to dispose of securities, which it might otherwise have continued to hold, or borrow to generate cash in order to satisfy its distribution requirements. In addition, an investment in foreign currencies or foreign currency denominated or referenced debt securities, certain asset-backed securities and contingent payment and inflation-indexed debt instruments by the Fund also may increase or accelerate the recognition of income, including the recognition of taxable income in excess of cash generated by such investments. Additionally, if the Fund invests in certain high yield original discount obligations issued by corporations, a portion of the discount accruing on such an obligation may be eligible for the dividends received deduction available to corporations as well as the reduced dividend rate applicable to non-corporate investors.

Ordinary income dividends paid to shareholders who are non-resident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

Under certain provisions of the Code, some shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s Federal income tax liability, provided that the required information is timely forwarded to the IRS.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain foreign countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s assets at the close of a taxable year are invested in foreign securities, shareholders may be able to claim U.S. foreign tax credits with respect to such foreign taxes paid by the Fund, subject to certain requirements and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held in the Fund. In addition, a foreign tax credit may be claimed with respect to withholding tax on a dividend only if the shareholder meets certain holding period requirements. The Fund also must meet these holding period requirements, and if the Fund fails to do so, it will not be able to “pass through” to shareholders the ability to claim a credit or a deduction for the related foreign taxes paid by the Fund. Further, to the extent that the Fund engages in securities lending with respect to stock paying income subject to foreign taxes, it may not be able to pass through to its shareholders the ability to take a foreign tax credit. If the Fund satisfies the applicable requirements, it will be eligible to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate shares of such foreign taxes in their U.S. income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct such proportionate shares in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by non-corporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund’s election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such foreign taxes and other information needed to claim the foreign tax credit. For this purpose, the Fund will allocate foreign source income among each class of shareholders according to a method similar to that described above for the allocation of dividends eligible for the dividends received deduction and dividends taxable at the maximum 15% tax rate.

Certain transactions entered into by the Fund are subject to special tax rules of the Code that may, among other things, (a) affect the character of gains and losses realized, (b) disallow, suspend or otherwise limit the allowance of certain losses or deductions, and (c) accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs). Operation of these rules could, therefore, affect the character, amount and timing of distributions to shareholders. Special tax rules also will require the Fund to mark to market certain types of positions in its portfolio (i.e., treat them as sold on the last day of the taxable year), and may result in the recognition of income without a corresponding receipt of cash. The Fund intends to monitor its transactions, make appropriate tax elections and make appropriate entries in its books and records to lessen the effect of these tax rules and avoid any possible disqualification for the special treatment afforded RICs under the Code.

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Passive Foreign Investment Companies. If the Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund will generally be treated as owning shares in a passive foreign investment company (“PFIC”) for U.S. Federal income tax purposes. The Fund may be subject to U.S. Federal income tax, and an interest charge (at the rate applicable to tax underpayments) on tax liability treated as having been deferred with respect to certain distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as “excess distributions”), even if such excess distributions are paid by the Fund as a dividend to its shareholders. However, the Fund could elect to “mark to market” at the end of each taxable year all shares that it holds in PFICs. If it made this election, the Fund would recognize as ordinary income any increase in the value of such shares as of the close of the taxable year over their adjusted tax basis and as ordinary loss any decrease in such value but only to the extent of previously recognized “mark-to-market” gains. By making the mark-to-market election, the Fund could avoid imposition of the interest charge with respect to excess distributions from PFICs, but in any particular year might be required to recognize income in excess of the distributions it received from PFICs.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

Ordinary income and capital gain dividends may also be subject to state and local taxes.

Certain states exempt from state income taxation dividends paid by RICs that are derived from interest on U.S. Government obligations. State law varies as to whether dividend income attributable to U.S. Government obligations is exempt from state income tax.

Shareholders of the Fund are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes with respect to their Fund. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

PERFORMANCE INFORMATION

The Fund may from time to time advertise its total return. In advertising and sales literature, the Fund may compare its performance to (i) the Standard & Poor’s 500 Stock Index, Dow Jones Industrial Average, the Russell 2000 Index, or other unmanaged indices, so that investors may compare the Fund’s results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by independent research firms which rank mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

The Fund may also compute aggregate total return for specified periods based on a hypothetical Fund account with an assumed initial investment of $10,000. The aggregate total return is determined by dividing the NAV of the account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return assumes reinvestment of all income dividends and capital gain distributions during the period.

The Fund may also quote annual, average annual and annualized total return and aggregate total performance data both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods.

Average Annual Total Return Quotation. The Fund calculates its average annual total return by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or for the periods of the Fund’s operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

Where:

P = a hypothetical initial payment of $1,000.
T = average annual total return.
n = number of years.
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).

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Average Annual Total Return (After Taxes on Distributions) Quotation. The Fund calculates its average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or for the periods of the Fund’s operations) that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)n = ATVD

Where:

P = a hypothetical initial payment of $1,000.
T = average annual total return (after taxes on distributions).
n = number of years.
ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation. The Fund calculates its average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or for the periods of the Fund’s operations) that would equate the initial amount invested to the ending value, according to the following formula:

P(1 + T)n = ATVDR

Where:

P = a hypothetical initial payment of $1,000.
T = average annual total return (after taxes on distributions and redemption).
n = number of years.
ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

FINANCIAL STATEMENTS

No financial statements are included in this Statement of Additional Information since, at the date of this filing, the Fund had no assets and had not commenced operations.

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PART C

Item 22. Exhibits

(a)	Declaration of Trust filed as an Exhibit to Registrant’s Post Effective Amendment No. 17, filed September 29, 1999 and incorporated herein by reference.

(b)	Bylaws filed as an Exhibit to Registrant’s Post Effective Amendment No. 17, filed September 29, 1999 and incorporated herein by reference.

(c)	See item “a” and “b”.

(d)(1)	Form of Investment Management Agreement, filed herewith.

(d)(2)	Form of Sub-Investment Management Agreement, filed herewith.

(e)	Distribution Agreement for Reserve Private Equity Series (formerly Reserve Special Portfolios Trust) filed September 26, 2002 and incorporated herein by reference.

(e1)	Form of Registered Dealer Agreement filed September 26, 2002 and incorporated herein by reference.

(f)	Pension Plan of Reserve Management Corporation was filed as an exhibit to Post Effective Amendment No. 32 for The Reserve Fund; Amendments to Pension Plan filed as an exhibit to Post-Effective Amendment No. 45 dated July 31, 1989 for The Reserve Fund and incorporated herein by reference.

(g)	Custodian Agreement with Chase Manhattan Bank (now J.P. Morgan Chase & Co.) filed as an Exhibit to Registrant’s Post Effective Amendment No. 17, filed September 29, 1999 and incorporated herein by reference.

(h)	Not applicable

(i)	Opinion and consent of Counsel.

(j)	Not applicable.

(k)	Not applicable

(l)	Not applicable

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(m)	Plan of Distribution filed as an exhibit to Post Effective Amendment No. 12 and incorporated herein by reference.

(n)	18f-3 Plan filed as an Exhibit to Registrant’s Post Effective Amendment No. 19, filed June 28, 2000 and incorporated herein by reference.

(o)	Reserved.

(p)	Code of Ethics, filed as an exhibit to Post Effective Amendment No. 73 of The Reserve Fund (File No. 2-36429), filed September 2, 2004 and incorporated herein by reference.

Item 23. Persons Controlled by or Under Common Control with Registrant.

        The Registrant does not control and is not under common control with any person or entity.

Item 24. Indemnification.

Reference is made to Section 10.02 of the Registrant’s Declaration of Trust. No indemnification shall be provided hereunder to a Covered person:

Section 10.02 provides that

(a)	Subject to the expectations and limitations contained in Subsection 10.02(b):

(i)	every person who is, or has been, a Trustee or officer of the trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement or defense thereof;

(ii)	the words “claim”, “suit”, or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability”and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered person:

(i)	who shall have been adjudicated by a court or other body including, without limitation, arbitration panels or self-regulatory organizations before which the proceeding was brought (A) to be liable to the trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to

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have acted in good faith in the reasonable belief that his action was in the best interest of the trust; or

(ii)	in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)	Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

Each Trustee, officer, employee or agent of the registrant, and any person who has served at it request as Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the State of Delaware, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officer and controlling persons of the Registrant pursuant to the Declaration to Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange commission such indemnification against such liabilities is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

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Item 25. Business and Other Connections of Investment Adviser.

Reserve Management Company, Inc. (“RMCI”) acts as the investment adviser for each series of the following open-end registered management investment companies: The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Hallmark Equity Series Trust, Reserve Municipal Money-Market Trust and Reserve Short Term Investment Trust.

Each executive officer of RMCI is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged since June 1, 2002 for his own account or in the capacity of director, officer, partner or trustee. Mr. Bruce Bent is Chairman/CEO and Trustee, Mr. Bruce Bent II is President and Assistant Treasurer, and Mr. Arthur Bent II is Chief Operating Officer/Treasurer, Senior Vice President and Assistant Secretary of each of the Trusts for which RMCI acts as investment adviser. The address of each of the registered investment management companies listed above, RMCI, Reserve Management Corporation and Reserve Partners, Inc. is 1250 Broadway, 32nd Floor, New York, New York 10001.

NAME	POSITION WITH THE ADVISER	OTHER BUSINESS
Bruce R. Bent	President	Chairman and CEO and Director of Reserve Management Corporation and Chairman and Director and of Resrv Partners, Inc. both of the same address as the Trust.

Bruce R. Bent II	Sr. Vice President, Secretary and Assistant Treasurer	President, Secretary and Director of Reserve Management Corporation and Secretary and Director of Resrv Partners, Inc. both of the same address as the Trust.

Arthur T. Bent III	Sr. Vice President, COO/Treasurer and Assistant Secretary	Chief Operating Officer, Treasurer and Director of Reserve Management Corporation and Assistant Treasurer and Director of Resrv Partners, Inc. both of the same address as the Trust.

Item 26. Principal Underwriters.

(a)	Resrv Partners, Inc., the principal underwriter of the Registrant, also acts as principal underwriter to The Reserve Fund Reserve Tax-Exempt Trust, Reserve Institutional Trust, and Reserve New York Tax-Exempt Trust.

(b)	Provided below is the name, positions and offices with Resrv Partners, Inc. and positions and offices with each series of the Registrant for each Director, Officer or partner of Resrv Partners, Inc. The principal business address of each such person is 1250 Broadway, 32nd Floor, New York, New York 10001.

Name	Position(s) and Office(s) with Resrv Partners, Inc.	Position(s) and Office(s) with the Registrant
Bruce R. Bent	Chairman and Director	Chairman and CEO

Mary Belmonte	President	None

Bruce R. Bent II	Secretary, Assistant Treasurer and Director	President and Assistant Treasurer

Arthur T. Bent III	Treasurer, Assistant Secretary and Director	Senior Vice President, Treasurer, Chief Operating Officer and Assistant Secretary

Daniel Barry	Controller	Controller

Amy Bizar	General Counsel	Secretary

(c) Not applicable.

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Item 27.

Location of Accounts and Records All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant’s Custodian.

Item 28. Management Services.

See “Investment Management, Distribution, Service and Custodian Agreements” in Part B.

Item 29. Undertakings.

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485 (a) under the Securities Act of 1933 and Registrant has duly caused this Post-Effective Amendment No. 26 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 19th day of November, 2004.

RESERVE PRIVATE EQUITY SERIES

By:	/s/ Bruce R. Bent II
Bruce R. Bent II, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

Bruce R. Bent* Bruce R. Bent	Chairman/CEO and Trustee

Bruce R.. Bent II Bruce R. Bent II	President and Trustee	November 19, 2004

Arthur T. Bent III* Arthur T. Bent III.	COO/Treasurer and Sr. Vice President

Joseph D. Donnelley* Joseph D. Donnelley	Trustee

Edwin Ehlert, Jr.* Edwin Ehlert, Jr.	Trustee

Patrick Foye* Patrick Foye	Trustee

Donald J. Harrington* Donald J. Harrington	Trustee

William Montgoris* William Montgoris	Trustee

Frank J. Stalzer* Frank J. Stalzer	Trustee

William E. Viklund* William E. Viklund	Trustee

*By: /s/ Bruce R. Bent II Bruce R. Bent II Attorney-in-Fact		November 19, 2004

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POWER OF ATTORNEY

        The undersigned, Bruce R. Bent, Edwin Ehlert, Jr., Patrick Foye, Donald J. Harrington, William Montgoris, and William E. Viklund, the Trustees, and Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III, the Officers of each series of each of the registered investment companies listed below hereby authorize Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III, or any of them, as attorney-in-fact, to sign on his behalf, in the capacities indicated, any Registration Statement or amendment thereto (including post-effective amendments) for each series of each of the following registered investment companies and to file the same, with all exhibits thereto, with the Securities and Exchange Commission: The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Hallmark Equity Series Trust and Reserve Short Term Investment Trust.

        Further, the undersigned, Bruce R. Bent, Edwin Ehlert, Jr., Patrick Foye, Donald J. Harrington, William Montgoris, William E. Viklund, Bruce R. Bent II and Arthur T. Bent III, the Trustees and Officers of each series of the Reserve Municipal Money-Market Trust, a registered investment company, hereby authorize Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III, or any of them, as attorney-in-fact, to sign on his behalf in the capacities indicated any Registration Statement or amendment thereto (including post-effective amendments).

Dated: August 24, 2004

/s/ Bruce R. Bent Bruce R. Bent (Chairman/CEO/Trustee)	/s/ Bruce R. Bent II Bruce R. Bent II (President/Assistant Treasurer/Trustee)

/s/ Arthur T. Bent III Arthur T. Bent III (Treasurer/COO/Senior Vice President/ Assistant Secretary/Trustee)	/s/ Edwin Ehlert, Jr. Edwin Ehlert, Jr. (Trustee)

/s/ Patrick Foye Patrick Foye (Trustee)	/s/ Donald J. Harrington Donald J. Harrington (Trustee)

/s/ William Montgoris William Montgoris (Trustee)	/s/ William E. Viklund William E. Viklund (Trustee)

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POWER OF ATTORNEY

        The undersigned, Joseph D. Donnelley and Frank J. Stalzer, Trustees of each series of each of the registered investment companies listed below hereby authorize Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III, or any of them, as attorney-in-fact, to sign on his behalf, in the capacities indicated, any Registration Statement or amendment thereto (including post-effective amendments) for each series of each of the following registered investment companies and to file the same, with all exhibits thereto, with the Securities and Exchange Commission: The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Reserve Municipal Money-Market Trust, Hallmark Equity Series Trust and Reserve Short Term Investment Trust.

Dated: October , 2004

/s/ Joseph D. Donnelley Joseph D. Donnelley (Trustee)	/s/ Frank J. Stalzer Frank J. Stalzer (Trustee)

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EXHIBIT INDEX

Exhibit Numbers			Description
(d)	(1)	—	Form of Investment Management Agreement
(d)	(2)	—	Form of Sub-Investment Management Agreement
(i)		—	Opinion and consent of Counsel